American Funds® Strategic Bond Fund
Investment portfolio
September 30, 2024
unaudited

Bonds, notes & other debt instruments 93.88% Mortgage-backed obligations 36.87% Federal agency mortgage-backed obligations 30.42%	Principal amount (000)	Value (000)
Fannie Mae Pool #FS5372 3.50% 7/1/2049[1]	USD184,603	$174,274
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	2,624	2,394
Fannie Mae Pool #CA7737 2.50% 11/1/2050[1]	39,276	34,402
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	27,192	22,672
Fannie Mae Pool #BR2666 2.00% 2/1/2051[1]	8,123	6,840
Fannie Mae Pool #MA4282 2.50% 3/1/2051[1]	6,958	6,036
Fannie Mae Pool #MA4306 2.50% 4/1/2051[1]	27,866	24,253
Fannie Mae Pool #CB0046 3.00% 4/1/2051[1]	129,775	117,624
Fannie Mae Pool #CB0191 3.00% 4/1/2051[1]	42,273	38,227
Fannie Mae Pool #CB0193 3.00% 4/1/2051[1]	5,187	4,702
Fannie Mae Pool #FM7803 2.00% 6/1/2051[1]	10,683	8,995
Fannie Mae Pool #FM7909 3.00% 6/1/2051[1]	3,915	3,549
Fannie Mae Pool #FM9068 2.50% 10/1/2051[1]	9,808	8,550
Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]	7,090	6,427
Fannie Mae Pool #MA4465 2.00% 11/1/2051[1]	19,439	16,133
Fannie Mae Pool #MA4492 2.00% 12/1/2051[1]	2,617	2,170
Fannie Mae Pool #BT9483 2.50% 12/1/2051[1]	1,009	885
Fannie Mae Pool #BT9510 2.50% 12/1/2051[1]	996	875
Fannie Mae Pool #CB2319 2.50% 12/1/2051[1]	993	871
Fannie Mae Pool #CB2372 2.50% 12/1/2051[1]	484	424
Fannie Mae Pool #BQ7006 2.00% 1/1/2052[1]	5,131	4,259
Fannie Mae Pool #MA4547 2.00% 2/1/2052[1]	7,832	6,489
Fannie Mae Pool #BV3083 2.00% 2/1/2052[1]	1,289	1,070
Fannie Mae Pool #CB3155 2.00% 3/1/2052[1]	8,582	7,109
Fannie Mae Pool #BV3101 2.00% 3/1/2052[1]	3,998	3,318
Fannie Mae Pool #FS1742 2.00% 3/1/2052[1]	3,447	2,861
Fannie Mae Pool #MA4562 2.00% 3/1/2052[1]	3,061	2,537
Fannie Mae Pool #BV4169 2.00% 3/1/2052[1]	1,829	1,515
Fannie Mae Pool #BV4172 2.00% 3/1/2052[1]	1,784	1,480
Fannie Mae Pool #FS7498 2.00% 4/1/2052[1]	19,122	15,860
Fannie Mae Pool #FS1598 2.00% 4/1/2052[1]	3,531	2,924
Fannie Mae Pool #MA4577 2.00% 4/1/2052[1]	3,141	2,602
Fannie Mae Pool #BT8154 4.00% 5/1/2052[1]	6,107	5,875
Fannie Mae Pool #FS7329 2.00% 6/1/2052[1]	5,535	4,590
Fannie Mae Pool #FS6986 2.00% 7/1/2052[1]	11,502	9,532
Fannie Mae Pool #CB4118 4.00% 7/1/2052[1]	4,611	4,437
Fannie Mae Pool #FS2654 4.00% 8/1/2052[1]	11,303	10,876
Fannie Mae Pool #CB4384 4.50% 8/1/2052[1]	212,839	210,776
Fannie Mae Pool #CB4548 4.00% 9/1/2052[1]	8,454	8,132
Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	24,790	24,383
Fannie Mae Pool #BV8052 4.50% 9/1/2052[1]	13,653	13,446
Fannie Mae Pool #BW7702 4.50% 9/1/2052[1]	— [2]	— [2]
Fannie Mae Pool #CB4801 4.50% 10/1/2052[1]	23,784	23,434
Fannie Mae Pool #MA4785 5.00% 10/1/2052[1]	163,548	163,718
Fannie Mae Pool #FS5994 5.00% 10/1/2052[1]	139,785	140,118
American Funds Strategic Bond Fund — Page 1 of 51

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS5554 4.50% 11/1/2052[1]	USD26,416	$26,016
Fannie Mae Pool #BV7577 4.50% 11/1/2052[1]	20,638	20,323
Fannie Mae Pool #FS5520 4.50% 1/1/2053[1]	38,763	38,120
Fannie Mae Pool #BW5065 5.00% 1/1/2053[1]	5,581	5,584
Fannie Mae Pool #CB5633 4.50% 2/1/2053[1]	125,246	123,347
Fannie Mae Pool #BX5114 5.00% 2/1/2053[1]	58,322	58,348
Fannie Mae Pool #BW1849 5.00% 2/1/2053[1]	1,651	1,651
Fannie Mae Pool #BX6074 5.00% 3/1/2053[1]	78,469	78,522
Fannie Mae Pool #FS4142 5.00% 3/1/2053[1]	69,669	69,755
Fannie Mae Pool #CB5912 6.00% 3/1/2053[1]	12,599	12,918
Fannie Mae Pool #MA4993 4.00% 4/1/2053[1]	5,397	5,185
Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	1,970	1,893
Fannie Mae Pool #CB6303 4.50% 5/1/2053[1]	10,598	10,431
Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	4,551	4,557
Fannie Mae Pool #FS4840 5.50% 5/1/2053[1]	9,443	9,558
Fannie Mae Pool #BW9778 4.00% 6/1/2053[1]	994	955
Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	100,369	100,407
Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	74	76
Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	44	45
Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	33	34
Fannie Mae Pool #FS7823 2.00% 7/1/2053[1]	18,823	15,619
Fannie Mae Pool #CB7076 4.00% 9/1/2053[1]	70,007	67,297
Fannie Mae Pool #CB7075 4.00% 9/1/2053[1]	58,061	55,807
Fannie Mae Pool #CB7104 5.50% 9/1/2053[1]	11,100	11,309
Fannie Mae Pool #MA5139 6.00% 9/1/2053[1]	8,928	9,130
Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	8,731	8,387
Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]	4,972	4,777
Fannie Mae Pool #FS7252 5.00% 11/1/2053[1]	319,545	319,520
Fannie Mae Pool #FS6838 5.50% 11/1/2053[1]	44,679	45,217
Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]	1,279	1,308
Fannie Mae Pool #MA5216 6.00% 12/1/2053[1]	128,418	131,325
Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	17,403	17,964
Fannie Mae Pool #FS6767 6.50% 1/1/2054[1]	5,131	5,320
Fannie Mae Pool #MA5274 7.00% 2/1/2054[1]	3,459	3,595
Fannie Mae Pool #MA5295 6.00% 3/1/2054[1]	204	209
Fannie Mae Pool #FS7653 6.50% 3/1/2054[1]	4,471	4,643
Fannie Mae Pool #MA5341 4.00% 4/1/2054[1]	28	27
Fannie Mae Pool #MA5331 5.50% 4/1/2054[1]	63,088	63,844
Fannie Mae Pool #DB3463 5.50% 5/1/2054[1]	47,142	47,708
Fannie Mae Pool #DB3612 5.50% 5/1/2054[1]	14,380	14,556
Fannie Mae Pool #MA5385 4.00% 6/1/2054[1]	23,154	22,240
Fannie Mae Pool #DB6878 6.00% 6/1/2054[1]	11,038	11,287
Fannie Mae Pool #FS8223 6.00% 6/1/2054[1]	2,560	2,623
Fannie Mae Pool #FS8219 6.00% 6/1/2054[1]	2,082	2,140
Fannie Mae Pool #CB8725 6.50% 6/1/2054[1]	5,756	5,972
Fannie Mae Pool #MA5391 7.00% 6/1/2054[1]	4,235	4,401
Fannie Mae Pool #FS8467 5.50% 7/1/2054[1]	28,684	29,176
Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]	21,408	21,885
Fannie Mae Pool #BU4707 6.00% 7/1/2054[1]	20,111	20,573
Fannie Mae Pool #FS8591 6.00% 7/1/2054[1]	7,633	7,850
Fannie Mae Pool #DB6901 6.00% 7/1/2054[1]	6,977	7,134
Fannie Mae Pool #CB8858 6.00% 7/1/2054[1]	4,763	4,900
Fannie Mae Pool #CB8855 6.00% 7/1/2054[1]	3,873	3,984
Fannie Mae Pool #FS8318 6.00% 7/1/2054[1]	3,316	3,411
American Funds Strategic Bond Fund — Page 2 of 51

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #DB7039 6.00% 7/1/2054[1]	USD1,767	$1,816
Fannie Mae Pool #FS8400 6.00% 7/1/2054[1]	923	949
Fannie Mae Pool #CB8872 6.50% 7/1/2054[1]	8,526	8,847
Fannie Mae Pool #CB8876 6.50% 7/1/2054[1]	2,382	2,472
Fannie Mae Pool #FS8317 6.50% 7/1/2054[1]	1,399	1,452
Fannie Mae Pool #MA5423 7.00% 7/1/2054[1]	11,359	11,810
Fannie Mae Pool #DB7783 5.50% 8/1/2054[1]	2,822	2,858
Fannie Mae Pool #MA5445 6.00% 8/1/2054[1]	39,334	40,210
Fannie Mae Pool #FS8757 6.00% 8/1/2054[1]	12,995	13,364
Fannie Mae Pool #DB7792 6.00% 8/1/2054[1]	12,323	12,602
Fannie Mae Pool #FS8758 6.00% 8/1/2054[1]	7,479	7,657
Fannie Mae Pool #BU4916 6.00% 8/1/2054[1]	6,768	6,930
Fannie Mae Pool #FS8756 6.00% 8/1/2054[1]	5,220	5,369
Fannie Mae Pool #DC0299 6.00% 8/1/2054[1]	4,519	4,624
Fannie Mae Pool #BU4968 6.00% 8/1/2054[1]	4,479	4,578
Fannie Mae Pool #DB7692 6.00% 8/1/2054[1]	4,443	4,546
Fannie Mae Pool #DB7687 6.00% 8/1/2054[1]	969	995
Fannie Mae Pool #DB7690 6.00% 8/1/2054[1]	769	789
Fannie Mae Pool #DC0296 6.00% 8/1/2054[1]	707	726
Fannie Mae Pool #FS8783 6.50% 8/1/2054[1]	5,509	5,707
Fannie Mae Pool #BU4946 5.50% 9/1/2054[1]	24,909	25,209
Fannie Mae Pool #CB9210 5.50% 9/1/2054[1]	16,451	16,662
Fannie Mae Pool #CB9146 5.50% 9/1/2054[1]	9,486	9,646
Fannie Mae Pool #CB9159 6.00% 9/1/2054[1]	75,235	77,354
Fannie Mae Pool #CB9215 6.00% 9/1/2054[1]	64,448	66,322
Fannie Mae Pool #FS8866 6.00% 9/1/2054[1]	13,182	13,573
Fannie Mae Pool #DC1873 6.00% 9/1/2054[1]	5,713	5,875
Fannie Mae Pool #BF0546 2.50% 7/1/2061[1]	9,834	8,203
Fannie Mae Pool #BF0784 3.50% 12/1/2063[1]	6,994	6,408
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	2,761	2,517
Freddie Mac Pool #QB8605 2.00% 2/1/2051[1]	8,740	7,359
Freddie Mac Pool #SD0644 2.50% 7/1/2051[1]	12,226	10,665
Freddie Mac Pool #SD8160 2.00% 8/1/2051[1]	2,047	1,701
Freddie Mac Pool #SD8166 2.00% 9/1/2051[1]	1,444	1,198
Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]	908	798
Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]	14,396	13,044
Freddie Mac Pool #QD1841 2.00% 11/1/2051[1]	6,453	5,355
Freddie Mac Pool #SD8182 2.00% 12/1/2051[1]	2,630	2,176
Freddie Mac Pool #QD6836 2.00% 2/1/2052[1]	1,516	1,255
Freddie Mac Pool #QD5748 2.00% 2/1/2052[1]	1,298	1,078
Freddie Mac Pool #SD8193 2.00% 2/1/2052[1]	1,099	910
Freddie Mac Pool #SD5343 2.00% 3/1/2052[1]	5,805	4,814
Freddie Mac Pool #SD8199 2.00% 3/1/2052[1]	5,059	4,191
Freddie Mac Pool #QD8103 2.00% 3/1/2052[1]	1,576	1,306
Freddie Mac Pool #QD8408 2.00% 3/1/2052[1]	1,294	1,072
Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]	4,414	3,655
Freddie Mac Pool #QE0312 2.00% 4/1/2052[1]	1,784	1,477
Freddie Mac Pool #SD7554 2.50% 4/1/2052[1]	487	427
Freddie Mac Pool #SD8213 3.00% 5/1/2052[1]	3,880	3,485
Freddie Mac Pool #SD5109 2.00% 6/1/2052[1]	7,299	6,052
Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	33,262	29,896
Freddie Mac Pool #SD1502 4.00% 7/1/2052[1]	18,344	17,641
Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	6,647	6,543
Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]	18,504	16,628
American Funds Strategic Bond Fund — Page 3 of 51

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8244 4.00% 9/1/2052[1]	USD120,485	$115,857
Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	31,144	30,665
Freddie Mac Pool #QF0213 4.50% 9/1/2052[1]	17,753	17,484
Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	7,702	7,582
Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	4,583	4,513
Freddie Mac Pool #SD2079 4.00% 10/1/2052[1]	10,504	10,104
Freddie Mac Pool #QF1236 4.50% 10/1/2052[1]	45,322	44,626
Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	2,980	2,934
Freddie Mac Pool #SD8258 5.00% 10/1/2052[1]	16,359	16,384
Freddie Mac Pool #SD2602 3.00% 12/1/2052[1]	4,677	4,205
Freddie Mac Pool #SD2066 4.00% 12/1/2052[1]	3,544	3,410
Freddie Mac Pool #SD8276 5.00% 12/1/2052[1]	35,822	35,866
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	103,166	103,266
Freddie Mac Pool #QF5426 5.00% 1/1/2053[1]	9,388	9,397
Freddie Mac Pool #QF7590 5.00% 2/1/2053[1]	15,540	15,548
Freddie Mac Pool #QF8385 5.00% 2/1/2053[1]	2,610	2,612
Freddie Mac Pool #QF9074 5.00% 2/1/2053[1]	991	991
Freddie Mac Pool #SD8305 4.00% 3/1/2053[1]	966	929
Freddie Mac Pool #SD2515 5.00% 3/1/2053[1]	92,466	92,529
Freddie Mac Pool #QF8705 5.00% 3/1/2053[1]	22,239	22,253
Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	7,287	7,295
Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	194	194
Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	3,103	3,055
Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	80,931	80,961
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	451	465
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	422	434
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	287	294
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	198	208
Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	212	212
Freddie Mac Pool #SD4999 5.00% 8/1/2053[1]	60,500	60,520
Freddie Mac Pool #SD3512 6.00% 8/1/2053[1]	2,766	2,833
Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	10,596	10,724
Freddie Mac Pool #SD8363 6.00% 9/1/2053[1]	23,303	23,833
Freddie Mac Pool #SD8379 4.00% 10/1/2053[1]	6,098	5,858
Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	386,202	386,107
Freddie Mac Pool #RJ0326 6.50% 11/1/2053[1]	1,698	1,762
Freddie Mac Pool #SD8384 6.00% 12/1/2053[1]	45,295	46,319
Freddie Mac Pool #SD8406 4.00% 1/1/2054[1]	2,826	2,715
Freddie Mac Pool #SD8401 5.50% 2/1/2054[1]	30,148	30,511
Freddie Mac Pool #SD8402 6.00% 2/1/2054[1]	63,703	65,132
Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	16,163	16,358
Freddie Mac Pool #SD8425 4.00% 4/1/2054[1]	896	860
Freddie Mac Pool #SD5303 6.00% 4/1/2054[1]	11,760	12,072
Freddie Mac Pool #QI3333 6.00% 4/1/2054[1]	1,063	1,089
Freddie Mac Pool #SD5221 6.50% 4/1/2054[1]	6,074	6,307
Freddie Mac Pool #SD8428 4.00% 5/1/2054[1]	166	159
Freddie Mac Pool #SD5692 6.00% 5/1/2054[1]	1,483	1,524
Freddie Mac Pool #SD8435 4.00% 6/1/2054[1]	1,086	1,043
Freddie Mac Pool #SD5701 6.50% 6/1/2054[1]	5,327	5,536
Freddie Mac Pool #SD8440 6.50% 6/1/2054[1]	990	1,021
Freddie Mac Pool #SD5813 6.00% 7/1/2054[1]	14,243	14,632
Freddie Mac Pool #SD5873 6.00% 7/1/2054[1]	10,828	11,085
Freddie Mac Pool #RJ1964 6.00% 7/1/2054[1]	9,681	10,045
Freddie Mac Pool #RJ1975 6.00% 7/1/2054[1]	7,015	7,216
American Funds Strategic Bond Fund — Page 4 of 51

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ1973 6.00% 7/1/2054[1]	USD6,929	$7,121
Freddie Mac Pool #SD8447 6.00% 7/1/2054[1]	6,793	6,944
Freddie Mac Pool #SD5896 6.00% 7/1/2054[1]	2,207	2,263
Freddie Mac Pool #SD5790 6.00% 7/1/2054[1]	969	996
Freddie Mac Pool #QI9151 6.50% 7/1/2054[1]	6,193	6,410
Freddie Mac Pool #RJ2202 5.50% 8/1/2054[1]	48,977	49,756
Freddie Mac Pool #SD8453 5.50% 8/1/2054[1]	28,041	28,376
Freddie Mac Pool #SD6286 5.50% 8/1/2054[1]	4,913	4,997
Freddie Mac Pool #RJ2210 6.00% 8/1/2054[1]	91,450	93,644
Freddie Mac Pool #RJ2211 6.00% 8/1/2054[1]	42,816	44,033
Freddie Mac Pool #RJ2216 6.00% 8/1/2054[1]	37,671	38,568
Freddie Mac Pool #RJ2213 6.00% 8/1/2054[1]	29,637	30,470
Freddie Mac Pool #RJ2245 6.00% 8/1/2054[1]	28,284	29,146
Freddie Mac Pool #SD6045 6.00% 8/1/2054[1]	26,817	27,577
Freddie Mac Pool #SD8454 6.00% 8/1/2054[1]	12,817	13,102
Freddie Mac Pool #SD6029 6.00% 8/1/2054[1]	8,190	8,427
Freddie Mac Pool #RJ2222 6.50% 8/1/2054[1]	19,323	20,049
Freddie Mac Pool #SD6034 6.50% 8/1/2054[1]	11,172	11,591
Freddie Mac Pool #RJ2247 6.50% 8/1/2054[1]	6,943	7,216
Freddie Mac Pool #RJ2228 6.50% 8/1/2054[1]	4,323	4,465
Freddie Mac Pool #SD6047 6.50% 8/1/2054[1]	4,293	4,461
Freddie Mac Pool #SD6035 6.50% 8/1/2054[1]	2,846	2,952
Freddie Mac Pool #SD8456 7.00% 8/1/2054[1]	8,655	8,994
Freddie Mac Pool #QJ3044 5.50% 9/1/2054[1]	49,367	49,969
Freddie Mac Pool #RJ2422 5.50% 9/1/2054[1]	20,068	20,325
Freddie Mac Pool #RJ2415 5.50% 9/1/2054[1]	8,343	8,496
Freddie Mac Pool #RJ2408 5.50% 9/1/2054[1]	7,349	7,464
Freddie Mac Pool #RJ2314 6.00% 9/1/2054[1]	28,015	28,794
Freddie Mac Pool #RJ2312 6.00% 9/1/2054[1]	15,472	15,921
Freddie Mac Pool #RJ2308 6.00% 9/1/2054[1]	14,839	15,260
Freddie Mac Pool #RJ2306 6.00% 9/1/2054[1]	13,300	13,735
Freddie Mac Pool #RJ2309 6.00% 9/1/2054[1]	9,016	9,230
Freddie Mac Pool #RJ2323 6.50% 9/1/2054[1]	9,224	9,596
Freddie Mac Pool #SD6288 6.50% 9/1/2054[1]	6,733	6,978
Freddie Mac Pool #SD6271 6.50% 9/1/2054[1]	4,924	5,122
Freddie Mac Pool #RJ2474 6.50% 9/1/2054[1]	4,795	4,957
Freddie Mac Pool #RJ2320 6.50% 9/1/2054[1]	3,687	3,824
Freddie Mac Pool #RJ2411 6.50% 9/1/2054[1]	3,075	3,191
Freddie Mac Pool #QJ4693 6.50% 9/1/2054[1]	2,465	2,552
Freddie Mac Pool #RJ2325 6.50% 9/1/2054[1]	1,923	1,996
Freddie Mac Pool #RJ2470 6.50% 9/1/2054[1]	1,735	1,792
Freddie Mac Pool #SD8471 6.50% 10/1/2054[1]	200	206
Freddie Mac, Series K142, Class A2, 2.40% 3/25/2032[1]	24,762	22,101
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]	7,024	6,193
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]	7,464	6,580
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	76,409	73,891
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052[1]	38,888	37,607
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[1]	43,629	42,191
Uniform Mortgage-Backed Security 2.00% 10/1/2054[1,3]	59,747	49,403
Uniform Mortgage-Backed Security 2.50% 10/1/2054[1,3]	230	199
Uniform Mortgage-Backed Security 3.00% 10/1/2054[1,3]	6,526	5,858
Uniform Mortgage-Backed Security 3.50% 10/1/2054[1,3]	9,792	9,119
Uniform Mortgage-Backed Security 6.00% 10/1/2054[1,3]	166,609	170,305
Uniform Mortgage-Backed Security 6.50% 10/1/2054[1,3]	285,014	293,863
American Funds Strategic Bond Fund — Page 5 of 51

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 7.00% 10/1/2054[1,3]	USD161,534	$167,829
Uniform Mortgage-Backed Security 2.50% 11/1/2054[1,3]	56	49
Uniform Mortgage-Backed Security 3.50% 11/1/2054[1,3]	5,256	4,899
		6,117,890
Commercial mortgage-backed securities 4.38%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.467% 11/15/2055[1,4]	3,591	3,487
3650R Commercial Mortgage Trust, Series 2022-PF2, Class AS, 5.467% 11/15/2055[1,4]	2,000	1,989
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class B, 3.718% 5/15/2053[1,4]	1,500	1,392
Arbor Multi Family Mortgage Securities Trust, Series 2021-MF3, Class B, 2.511% 10/15/2054[1,5]	375	315
Banc of America Commercial Mortgage, Inc., Series 2016-UB10, Class C, 4.985% 7/15/2049[1,4]	2,500	2,398
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class C, 7.403% 7/15/2028[1,4]	2,288	2,364
Bank Commercial Mortgage Trust, Series 2021-BN35, Class B, 2.528% 8/15/2031[1,4]	5,000	4,214
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class C, 5.936% 11/15/2032[1,4]	2,000	1,990
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.936% 11/15/2032[1,4]	1,111	1,125
Bank Commercial Mortgage Trust, Series 2019-BN23, Class C, 3.621% 12/15/2052[1,4]	2,994	2,561
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class B, 5.326% 8/15/2055[1,4]	1,750	1,651
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056[1,4]	1,873	1,959
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.488% 2/15/2056[1,4]	1,297	1,339
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.624% 3/15/2056[1,4]	2,094	2,110
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 7.00% 8/15/2056[1,4]	2,234	2,427
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class C, 7.00% 8/15/2056[1,4]	1,480	1,559
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class C, 7.559% 9/15/2056[1,4]	2,818	2,985
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class B, 7.858% 12/15/2056[1,4]	1,195	1,298
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class C, 7.858% 12/15/2056[1,4]	1,060	1,138
Bank Commercial Mortgage Trust, Series 2024-5YR6, Class C, 7.199% 5/15/2057[1,4]	713	739
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class C, 6.419% 8/15/2057[1,4]	1,801	1,858
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class B, 6.483% 8/15/2057[1,4]	1,866	1,959
Bank Commercial Mortgage Trust, Series 2017-BNK5, Class C, 4.326% 6/15/2060[1,4]	1,900	1,808
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class C, 4.116% 9/15/2060[1,4]	1,964	1,705
Bank Commercial Mortgage Trust, Series 2019-BN18, Class C, 4.357% 5/15/2062[1,4]	2,500	1,980
Bank Commercial Mortgage Trust, Series 2019-BN20, Class B, 3.395% 9/15/2062[1,4]	1,905	1,616
Bank Commercial Mortgage Trust, Series 2020-BN25, Class C, 3.467% 1/15/2063[1,4]	3,340	2,811
Bank Commercial Mortgage Trust, Series 2020-BN26, Class C, 3.414% 3/15/2063[1,4]	4,215	3,437
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class AS, 3.506% 3/15/2064[1,4]	750	672
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class B, 3.506% 3/15/2064[1,4]	727	631
Bank Commercial Mortgage Trust, Series 2021-BN36, Class B, 2.867% 9/15/2064[1]	5,750	4,845
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class B, 3.49% 4/14/2033[1,5]	800	785
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class C, 3.716% 4/14/2033[1,4,5]	1,830	1,792
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 6.016% 3/15/2037[1,4,5]	2,667	2,525
Barclays Commercial Mortgage Securities, LLC, Series 2017-C1, Class B, 4.089% 2/15/2050[1]	3,564	3,346
Barclays Commercial Mortgage Securities, LLC, Series 2022-C17, Class B, 4.889% 9/15/2055[1,4]	2,054	1,984
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.348% 12/15/2055[1,4]	5,194	5,177
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class B, 6.545% 4/15/2056[1,4]	721	759
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class C, 6.597% 4/15/2056[1,4]	2,451	2,494
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class C, 6.828% 7/15/2056[1,4]	1,411	1,484
Barclays Commercial Mortgage Securities, LLC, Series 2023-C22, Class C, 7.363% 11/15/2056[1,4]	685	741
Barclays Commercial Mortgage Securities, LLC, Series 2023-5C23, Class B, 7.703% 12/15/2056[1,4]	2,602	2,807
Barclays Commercial Mortgage Securities, LLC, Series 2023-5C23, Class C, 7.703% 12/15/2056[1,4]	2,546	2,707
Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057[1]	207	211
Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class C, 6.00% 5/15/2057[1,4]	3,071	3,153
Barclays Commercial Mortgage Securities, LLC, Series 24-5C27, Class B, 6.70% 7/15/2057[1,4]	1,828	1,927
Barclays Commercial Mortgage Securities, LLC, Series 24-5C27, Class C, 6.70% 7/15/2057[1,4]	1,099	1,142
American Funds Strategic Bond Fund — Page 6 of 51

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C29, Class C, 5.512% 9/15/2057[1]	USD826	$824
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C29, Class B, 5.858% 9/15/2057[1]	612	628
Barclays Commercial Mortgage Securities, LLC, Series 24-C28, Class B, 5.894% 9/15/2057[1,4]	1,590	1,649
Benchmark Mortgage Trust, Series 2024-V10, Class C, 5.677% 10/15/2029[1,5]	1,946	1,945
Benchmark Mortgage Trust, Series 2018-B1, Class B, 4.059% 1/15/2051[1,4]	1,328	1,220
Benchmark Mortgage Trust, Series 2018-B2, Class B, 4.425% 2/15/2051[1,4]	2,325	2,129
Benchmark Mortgage Trust, Series 2018-B3, Class B, 4.295% 4/10/2051[1,4]	1,500	1,352
Benchmark Mortgage Trust, Series 2019-B11, Class B, 3.955% 5/15/2052[1,4]	2,500	2,168
Benchmark Mortgage Trust, Series 2020-B20, Class B, 2.527% 10/15/2053[1]	1,075	867
Benchmark Mortgage Trust, Series 2020-B21, Class C, 3.456% 12/17/2053[1,4]	1,000	795
Benchmark Mortgage Trust, Series 2021-B23, Class B, 2.095% 2/15/2054[1]	1,995	1,501
Benchmark Mortgage Trust, Series 2021-B24, Class C, 3.293% 3/15/2054[1,4]	3,895	3,035
Benchmark Mortgage Trust, Series 2021-B25, Class B, 2.635% 4/15/2054[1]	500	398
Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055[1,4]	3,368	3,108
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.592% 5/15/2055[1,4]	2,407	1,912
Benchmark Mortgage Trust, Series 2023-V2, Class B, 6.995% 5/15/2055[1,4]	3,995	4,193
Benchmark Mortgage Trust, Series 2023-V2, Class C, 6.995% 5/15/2055[1,4]	2,475	2,574
Benchmark Mortgage Trust, Series 2022-B36, Class B, 4.87% 7/15/2055[1,4]	2,500	2,308
Benchmark Mortgage Trust, Series 2023-B38, Class B, 6.453% 4/15/2056[1,4]	3,995	4,171
Benchmark Mortgage Trust, Series 2023-B38, Class C, 6.453% 4/15/2056[1,4]	1,998	1,843
Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056[1]	1,498	1,573
Benchmark Mortgage Trust, Series 2023-V3, Class C, 7.412% 7/15/2056[1,4]	2,644	2,755
Benchmark Mortgage Trust, Series 2023-V4, Class C, 7.709% 11/15/2056[1,4]	1,925	2,044
Benchmark Mortgage Trust, Series 2023-V4, Class B, 7.709% 11/15/2056[1,4]	1,587	1,711
Benchmark Mortgage Trust, Series 2023-B40, Class B, 6.581% 12/15/2056[1,4]	1,786	1,942
Benchmark Mortgage Trust, Series 2024-V5, Class B, 6.059% 1/10/2057[1]	554	567
Benchmark Mortgage Trust, Series 2024-V5, Class C, 7.205% 1/10/2057[1,4]	184	192
Benchmark Mortgage Trust, Series 2024-V8, Class C, 7.179% 7/15/2057[1,4]	2,464	2,581
Benchmark Mortgage Trust, Series 2024-V8, Class B, 7.179% 7/15/2057[1,4]	1,422	1,516
Benchmark Mortgage Trust, Series 2019-B13, Class B, 3.335% 8/15/2057[1,4]	4,087	3,530
Benchmark Mortgage Trust, Series 2024-V9, Class B, 6.466% 8/15/2057[1]	867	906
BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 7.687% 3/15/2041[1,4,5]	2,023	2,019
BMO Mortgage Trust, Series 2023-C4, Class B, 5.591% 2/15/2056[1,4]	948	970
BMO Mortgage Trust, Series 2023-C5, Class B, 6.696% 6/15/2056[1,4]	2,561	2,770
BMO Mortgage Trust, Series 2023-C5, Class C, 6.847% 6/15/2056[1,4]	665	708
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056[1,4]	41,374	44,036
BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056[1,4]	2,804	2,954
BMO Mortgage Trust, Series 2023-5C1, Class C, 7.355% 8/15/2056[1,4]	1,075	1,120
BMO Mortgage Trust, Series 2023-C6, Class B, 6.636% 9/15/2056[1,4]	1,030	1,116
BMO Mortgage Trust, Series 2023-C6, Class C, 6.973% 9/15/2056[1,4]	2,400	2,572
BMO Mortgage Trust, Series 2023-5C2, Class C, 7.485% 11/15/2056[1,4]	2,670	2,799
BMO Mortgage Trust, Series 2023-C7, Class C, 7.36% 12/15/2056[1,4]	558	610
BMO Mortgage Trust, Series 2024-5C3, Class D, 4.00% 2/15/2057[1,5]	167	145
BMO Mortgage Trust, Series 2024-5C3, Class B, 6.557% 2/15/2057[1,4]	669	700
BMO Mortgage Trust, Series 2024-5C5, Class B, 6.979% 2/15/2057[1,4]	1,620	1,718
BMO Mortgage Trust, Series 2024-5C3, Class C, 7.088% 2/15/2057[1,4]	1,372	1,427
BMO Mortgage Trust, Series 2024-5C5, Class C, 7.111% 2/15/2057[1,4]	2,741	2,875
BMO Mortgage Trust, Series 2024-5C4, Class C, 7.254% 5/15/2057[1,4]	2,601	2,729
BMO Mortgage Trust, Series 2024-C9, Class B, 6.562% 7/15/2057[1,4]	1,422	1,521
BMO Mortgage Trust, Series 2024-C9, Class C, 6.601% 7/15/2057[1,4]	1,905	1,990
BMO Mortgage Trust, Series 2024-5C6, Class C, 5.885% 9/15/2057[1,4]	828	833
BMO Mortgage Trust, Series 2024-5C6, Class B, 6.086% 9/15/2057[1,4]	470	486
BMP Trust, Series 2024-MF23, Class E, (1-month USD CME Term SOFR + 3.389%) 8.486% 6/15/2041[1,4,5]	3,611	3,570
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Boca Commercial Mortgage Trust, Series 2024-BOCA, Class B, (1-month USD CME Term SOFR + 2.839%) 7.936% 8/15/2041[1,4,5]	USD1,460	$1,462
BX Trust, Series 2022-CSMO, Class B, (1-month USD CME Term SOFR + 3.141%) 8.237% 6/15/2027[1,4,5]	3,000	3,020
BX Trust, Series 24-VLT4, Class E, (1-month USD CME Term SOFR + 2.889%) 7.986% 7/15/2029[1,4,5]	3,027	3,028
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 6.638% 5/15/2034[1,4,5]	17,255	17,277
BX Trust, Series 2024-KING, Class C, (1-month USD CME Term SOFR + 1.94%) 7.037% 5/15/2034[1,4,5]	2,159	2,145
BX Trust, Series 2024-KING, Class D, (1-month USD CME Term SOFR + 2.49%) 7.586% 5/15/2034[1,4,5]	2,500	2,485
BX Trust, Series 2021-SDMF, Class C, (1-month USD CME Term SOFR + 1.002%) 6.099% 9/15/2034[1,4,5]	4,615	4,542
BX Trust, Series 2021-SDMF, Class E, (1-month USD CME Term SOFR + 1.701%) 6.798% 9/15/2034[1,4,5]	980	952
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.911% 9/15/2036[1,4,5]	22,871	22,740
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 6.161% 9/15/2036[1,4,5]	2,066	2,048
BX Trust, Series 2021-VOLT, Class D, (1-month USD CME Term SOFR + 1.764%) 6.861% 9/15/2036[1,4,5]	1,660	1,644
BX Trust, Series 2021-VOLT, Class E, (1-month USD CME Term SOFR + 2.114%) 7.211% 9/15/2036[1,4,5]	2,820	2,802
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.508% 10/15/2036[1,4,5]	9,946	9,897
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 6.857% 10/15/2036[1,4,5]	14,940	14,829
BX Trust, Series 2021-ARIA, Class D, (1-month USD CME Term SOFR + 2.01%) 7.106% 10/15/2036[1,4,5]	9,200	9,130
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 7.936% 4/15/2037[1,4,5]	3,133	3,138
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.081% 6/15/2038[1,4,5]	3,818	3,787
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.311% 6/15/2038[1,4,5]	4,095	4,060
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 6.611% 6/15/2038[1,4,5]	10,632	10,554
BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 6.461% 11/15/2038[1,4,5]	6,557	6,525
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.711% 11/15/2038[1,4,5]	2,210	2,197
BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 7.061% 11/15/2038[1,4,5]	4,210	4,181
BX Trust, Series 2021-ACNT, Class E, (1-month USD CME Term SOFR + 2.311%) 7.408% 11/15/2038[1,4,5]	512	509
BX Trust, Series 2022-LP2, Class D, (1-month USD CME Term SOFR + 1.961%) 7.057% 2/15/2039[1,4,5]	5,315	5,278
BX Trust, Series 2022-AHP, Class C, (1-month USD CME Term SOFR + 2.09%) 7.187% 2/15/2039[1,4,5]	6,500	6,364
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.788% 8/15/2039[1,4,5]	55,111	55,279
BX Trust, Series 2022-PSB, Class B, (1-month USD CME Term SOFR + 2.949%) 8.046% 8/15/2039[1,4,5]	3,654	3,668
BX Trust, Series 2022-PSB, Class D, (1-month USD CME Term SOFR + 4.693%) 9.79% 8/15/2039[1,4,5]	6,241	6,247
BX Trust, Series 2022-GPA, Class B, (1-month USD CME Term SOFR + 2.664%) 7.761% 10/15/2039[1,4,5]	1,928	1,932
BX Trust, Series 2022-GPA, Class C, (1-month USD CME Term SOFR + 3.213%) 8.31% 10/15/2039[1,4,5]	1,221	1,224
BX Trust, Series 2022-GPA, Class D, (1-month USD CME Term SOFR + 4.061%) 9.157% 10/15/2039[1,4,5]	332	332
BX Trust, Series 2024-AIR2, Class D, (1-month USD CME Term SOFR + 2.790%) 7.89% 10/15/2041[1,4,5]	1,452	1,457
BX Trust, Series 2020-VIV4, Class A, 2.843% 3/9/2044[1,5]	1,302	1,182
BX Trust, Series 2020-VIV2, Class C, 3.66% 3/9/2044[1,4,5]	2,250	2,054
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B, (1-month USD CME Term SOFR + 2.092%) 7.189% 3/15/2035[1,4,5]	2,985	2,981
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 8.285% 3/15/2035[1,4,5]	9,692	9,673
CART, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 8.377% 8/15/2026[1,4,5]	1,923	1,929
CENT Trust 2023-CITY, Series 2023-CITY, Class B, (1-month USD CME Term SOFR + 3.15%) 8.247% 9/15/2028[1,4,5]	2,875	2,865
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class D, 6.36% 7/10/2028[1,4,5]	2,522	2,502
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,4,5]	13,524	13,995
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 6.048% 10/12/2040[1,4,5]	5,926	5,891
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 10/12/2040[1,4,5]	980	990
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345% 10/10/2047[1,4]	3,666	3,626
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class C, 4.553% 2/10/2048[1,4]	5,640	5,403
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class C, 4.271% 4/10/2048[1,4]	2,500	2,385
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class B, 4.461% 9/15/2048[1,4]	1,185	1,152
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class B, 4.28% 3/10/2051[1,4]	3,300	3,075
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053[1,4]	675	576
Citigroup Commercial Mortgage Trust, Series 2022-GC48, Class C, 5.037% 5/15/2054[1,4]	3,659	3,297
Commercial Mortgage Trust, Series 2020-CX, Class D, 2.773% 11/10/2046[1,4,5]	415	330
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Commercial Mortgage Trust, Series 2020-CX, Class E, 2.773% 11/10/2046[1,4,5]	USD195	$140
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 12/10/2047[1]	655	649
Commercial Mortgage Trust, Series 2014-UBS6, Class C, 4.508% 12/10/2047[1,4]	232	220
Commercial Mortgage Trust, Series 2019-GC44, Class C, 3.638% 8/15/2057[1,4]	4,000	3,415
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class C, 4.795% 11/15/2048[1,4]	1,827	1,747
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.919% 8/12/2043[1,4,5]	3,320	2,873
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[1,5]	24,515	25,739
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.379% 9/10/2040[1,4,5]	30,927	31,315
ELM Trust 2024, Series 2024-ELM, Class D10, 6.626% 6/10/2039[1,4,5]	621	636
ELM Trust 2024, Series 2024-ELM, Class D15, 6.674% 6/10/2039[1,4,5]	558	572
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.291% 7/15/2038[1,4,5]	3,741	3,739
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.591% 7/15/2038[1,4,5]	3,414	3,410
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.911% 7/15/2038[1,4,5]	4,368	4,364
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.461% 7/15/2038[1,4,5]	8,142	8,170
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.507% 2/10/2056[1,4]	2,477	2,523
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.507% 2/10/2056[1,4]	1,361	1,365
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class E, 4.095% 12/10/2036[1,4,5]	6,500	6,385
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, 4.095% 12/10/2036[1,4,5]	1,545	1,524
FS Commercial Mortgage Trust, Series 2023-4SZN, Class C, 8.392% 11/10/2039[1,4,5]	707	743
FS Commercial Mortgage Trust, Series 2023-4SZN, Class D, 9.383% 11/10/2039[1,4,5]	2,340	2,468
Great Wolf Trust, Series 2024-WOLF, Class C, (1-month USD CME Term SOFR + 2.391%) 7.547% 3/15/2039[1,4,5]	2,642	2,650
Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 7.987% 3/15/2039[1,4,5]	2,872	2,882
GS Mortgage Securities Trust, Series 2024-70P, Class C, 6.287% 3/10/2041[1,4,5]	1,885	1,886
GS Mortgage Securities Trust, Series 2024-70P, Class D, 7.531% 3/10/2041[1,4,5]	2,897	2,969
GS Mortgage Securities Trust, Series 2015-GC32, Class AS, 4.018% 7/10/2048[1,4]	240	237
GS Mortgage Securities Trust, Series 2016-GS2, Class B, 3.759% 5/10/2049[1,4]	116	112
GS Mortgage Securities Trust, Series 2016-GS2, Class C, 4.853% 5/10/2049[1,4]	1,503	1,439
GS Mortgage Securities Trust, Series 2018-GS10, Class C, 4.55% 7/10/2051[1,4]	5,000	3,793
GS Mortgage Securities Trust, Series 2019-GC40, Class C, 3.946% 7/10/2052[1]	3,064	2,498
GS Mortgage Securities Trust, Series 2020-GC45, Class B, 3.405% 2/13/2053[1]	100	89
GS Mortgage Securities Trust, Series 2020-GC45, Class C, 3.65% 2/13/2053[1,4]	670	575
GS Mortgage Securities Trust, Series 2020-GSA2, Class C, 2.989% 12/12/2053[1]	2,000	1,505
Hawaii Hotel Trust, Series 2019-MAUI, Class E, (1-month USD CME Term SOFR + 2.207%) 7.553% 5/15/2038[1,4,5]	1,000	997
Hilton USA Trust, Series 2024-ORL, Class B, (1-month USD CME Term SOFR + 1.941%) 7.097% 5/15/2037[1,4,5]	2,000	1,999
Hilton USA Trust, Series 2024-ORL, Class C, (1-month USD CME Term SOFR + 2.44%) 7.597% 5/15/2037[1,4,5]	1,992	1,991
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038[1,5]	3,000	2,918
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038[1,5]	300	294
HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.324% 5/10/2039[1,4,5]	945	980
HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.471% 5/10/2039[1,4,5]	2,795	2,918
INTOWN Mortgage Trust, Series 2022-STAY, Class B, (1-month USD CME Term SOFR + 3.286%) 8.383% 8/15/2037[1,4,5]	1,970	1,978
INTOWN Mortgage Trust, Series 2022-STAY, Class C, (1-month USD CME Term SOFR + 3.685%) 8.782% 8/15/2037[1,4,5]	780	783
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[1,5]	3,420	3,152
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[1,5]	2,925	2,522
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[1,4,5]	1,598	1,309
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.823% 3/10/2050[1,4,5]	1,000	877
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD CME Term SOFR + 1.514%) 6.62% 10/15/2038[1,4,5]	1,856	1,855
LV Trust, Series 2024-SHOW, Class C, 6.276% 10/10/2029[1,4,5]	1,156	1,155
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class B, 4.16% 2/15/2048[1]	USD6,108	$6,032
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[1]	967	938
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[1,4]	1,016	989
MSWF Commercial Mortgage Trust, Series 2023-1, Class B, 6.906% 5/15/2033[1,4]	1,231	1,348
MSWF Commercial Mortgage Trust, Series 2023-1, Class C, 6.906% 5/15/2033[1,4]	1,132	1,208
MSWF Commercial Mortgage Trust, Series 2023-2, Class B, 7.11% 12/15/2056[1,4]	2,347	2,596
MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.252% 12/15/2056[1,4]	392	424
Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (30-day Average USD-SOFR + 3.864%) 9.145% 3/25/2050[1,4,5]	1,968	1,996
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 9.28% 11/25/2053[1,4,5]	19,576	20,488
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 11.78% 11/25/2053[1,4,5]	46,028	51,807
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 8.03% 7/25/2054[1,4,5]	272	276
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M10, (30-day Average USD-SOFR + 3.85%) 9.13% 7/25/2054[1,4,5]	971	1,006
Multifamily Structured Credit Risk, Series 21-MN3, Class M2, 9.28% 11/25/2051[1,4,5]	4,000	4,067
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[1,5]	2,045	1,869
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.845% 2/10/2032[1,5]	1,000	892
ORL Trust, Series 2023-GLKS, Class C, (1-month USD CME Term SOFR + 3.651%) 8.747% 10/19/2036[1,4,5]	2,948	2,966
ORL Trust, Series 2023-GLKS, Class D, (1-month USD CME Term SOFR + 4.301%) 9.398% 10/19/2036[1,4,5]	6,283	6,326
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 6.488% 5/15/2039[1,4,5]	35,395	35,295
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 6.361% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,5,6]	2,790	2,664
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 6.711% 5/15/2038[1,4,5]	2,631	2,480
SFO Commercial Mortgage Trust, Series 2021-555, Class C, (1-month USD CME Term SOFR + 1.914%) 7.011% 5/15/2038[1,4,5]	1,910	1,778
SHR Trust, Series 2024-LXRY, Class D, (1-month USD CME Term SOFR + 3.60%) 8.70% 10/15/2041[1,4,5]	3,806	3,820
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[1,5]	21,061	18,323
SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 6.54% 11/15/2038[1,4,5]	5,562	5,519
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 7.047% 1/15/2039[1,4,5]	8,908	8,759
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class E, (1-month USD CME Term SOFR + 2.70%) 7.797% 1/15/2039[1,4,5]	2,000	1,910
UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.529% 8/15/2050[1,4]	1,582	1,420
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[1,4]	961	948
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[1,4]	1,989	1,963
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048[1,4]	500	474
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class C, 4.444% 10/15/2050[1,4]	4,975	4,483
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051[1]	1,451	1,365
Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class B, 4.904% 1/15/2052[1,4]	365	348
Wells Fargo Commercial Mortgage Trust, Series 2019-C49, Class C, 4.866% 3/15/2052[1,4]	3,000	2,861
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class C, 3.81% 12/15/2052[1]	2,500	2,097
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class B, 6.821% 7/15/2057[1,4]	2,000	2,109
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class C, 7.033% 7/15/2057[1,4]	2,381	2,441
Wells Fargo Commercial Mortgage Trust, Series 2024-C63, Class C, 6.116% 8/15/2057[1,4]	583	596
Wells Fargo Commercial Mortgage Trust, Series 2024-C63, Class B, 6.12% 8/15/2057[1,4]	433	455
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.692% 9/15/2058[1,4]	4,000	3,749
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class B, 5.108% 1/15/2059[1,4]	2,745	2,647
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class B, 4.371% 9/15/2057[1,4]	2,000	1,801
American Funds Strategic Bond Fund — Page 10 of 51

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.886% 11/15/2027[1,4,5]	USD3,293	$3,310
WSTN Trust, Series 2023-MAUI, Class C, 7.958% 7/5/2037[1,4,5]	371	389
WSTN Trust, Series 2023-MAUI, Class D, 8.748% 7/5/2037[1,4,5]	1,071	1,111
		880,343
Collateralized mortgage-backed obligations (privately originated) 2.07%
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028)[1,5,6]	16,098	16,230
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,5,6]	6,911	6,601
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[1,4,5]	3,692	3,427
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,5]	7,039	6,483
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,5,6]	27,927	27,737
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,4,5]	2,597	2,534
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,4,5]	1,991	1,965
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[1,4,5]	6,629	6,528
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M3, 4.00% 8/25/2034[1,4,5]	518	462
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M2, 4.00% 8/25/2034[1,4,5]	340	320
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034[1,4,5]	291	280
Cascade Funding Mortgage Trust, Series 2018-RM2, Class B, 4.00% 10/25/2068[1,4,5]	3,840	3,755
Cascade Funding Mortgage Trust, Series 2018-RM2, Class C, 4.00% 10/25/2068[1,4,5]	1,731	1,668
Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.00% 10/25/2068[1,4,5]	1,731	1,616
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% 8/25/2054 (5.25% on 11/25/2027)[1,5,6]	3,511	3,297
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class C, 5.055% 6/15/2050[1,4]	700	628
Connecticut Avenue Securities Trust, Series 2014-C04, Class 1M2, (30-day Average USD-SOFR + 5.014%) 10.295% 11/25/2024[1,4]	1,359	1,360
Connecticut Avenue Securities Trust, Series 2016-C02, Class 1M2, (30-day Average USD-SOFR + 6.114%) 11.395% 9/25/2028[1,4]	474	489
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1B1, (30-day Average USD-SOFR + 1.10%) 8.795% 10/25/2039[1,4,5]	3,823	3,965
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, (30-day Average USD-SOFR + 3.364%) 8.645% 1/25/2040[1,4,5]	4,861	5,049
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 8.03% 5/25/2042[1,4,5]	727	747
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.68% 12/25/2042[1,4,5]	8,013	8,234
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 7.98% 1/25/2044[1,4,5]	388	396
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B2, (30-day Average USD-SOFR + 4.00%) 9.28% 1/25/2044[1,4,5]	500	518
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.38% 2/25/2044[1,4,5]	7,191	7,198
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B1, (30-day Average USD-SOFR + 2.50%) 7.78% 2/25/2044[1,4,5]	7,110	7,259
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B2, (30-day Average USD-SOFR + 3.70%) 8.98% 2/25/2044[1,4,5]	1,260	1,288
Credit Suisse Mortgage Trust, Series 2020-NET, Class C, 3.526% 8/15/2037[1,5]	1,000	963
FARM Mortgage Trust, Series 2024-1, Class B, 5.123% 10/1/2053[1,4,5]	2,314	1,947
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[1,5]	5,060	5,849
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[1,5]	812	915
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[1,5]	947	1,000
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (30-day Average USD-SOFR + 3.414%) 8.695% 10/25/2027[1,4]	121	121
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA2, Class B, (30-day Average USD-SOFR + 7.664%) 12.945% 12/25/2027[1,4]	10,655	11,019
American Funds Strategic Bond Fund — Page 11 of 51

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (30-day Average USD-SOFR + 4.814%) 10.095% 4/25/2028[1,4]	USD1,226	$1,267
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class B, (30-day Average USD-SOFR + 9.464%) 14.745% 4/25/2028[1,4]	2,073	2,211
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M3, (30-day Average USD-SOFR + 4.764%) 10.045% 10/25/2028[1,4]	1,313	1,379
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M3, (30-day Average USD-SOFR + 5.114%) 10.395% 12/25/2028[1,4]	145	153
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 6.58% 2/25/2042[1,4,5]	2,146	2,151
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.28% 4/25/2042[1,4,5]	5,714	5,791
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 8.18% 4/25/2042[1,4,5]	3,000	3,107
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 8.63% 5/25/2042[1,4,5]	2,050	2,151
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.23% 6/25/2042[1,4,5]	1,906	1,960
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1B, (30-day Average USD-SOFR + 4.50%) 9.78% 6/25/2042[1,4,5]	2,400	2,577
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.43% 9/25/2042[1,4,5]	651	659
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.98% 9/25/2042[1,4,5]	3,344	3,536
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 6.53% 5/25/2044[1,4,5]	10,064	10,083
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA3, Class B2, (30-day Average USD-SOFR + 7.864%) 13.145% 9/25/2048[1,4,5]	4,500	5,257
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2019-HQA3, Class B2, (30-day Average USD-SOFR + 7.614%) 12.895% 9/25/2049[1,4,5]	2,950	3,337
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 7.095% 1/25/2050[1,4,5]	539	540
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA1, Class B2, (30-day Average USD-SOFR + 5.214%) 10.495% 1/25/2050[1,4,5]	2,000	2,186
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 10.645% 1/25/2050[1,4,5]	7,000	7,746
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.245% 2/25/2050[1,4,5]	990	999
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 10.195% 2/25/2050[1,4,5]	5,000	5,392
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA2, Class B2, (30-day Average USD-SOFR + 7.714%) 12.995% 3/25/2050[1,4,5]	1,000	1,202
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B2, (30-day Average USD-SOFR + 9.464%) 14.745% 6/25/2050[1,4,5]	6,740	8,923
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (30-day Average USD-SOFR + 5.214%) 10.495% 6/27/2050[1,4,5]	1,778	1,957
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA3, Class B2, (30-day Average USD-SOFR + 10.114%) 15.395% 7/25/2050[1,4,5]	2,222	3,008
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 15.395% 8/25/2050[1,4,5]	10,954	14,884
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA4, Class B2, (30-day Average USD-SOFR + 9.514%) 14.795% 9/25/2050[1,4,5]	1,500	1,989
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 8.15% 10/25/2050[1,4,5]	838	848
American Funds Strategic Bond Fund — Page 12 of 51

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 16.85% 10/25/2050[1,4,5]	USD3,000	$4,140
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, (30-day Average USD-SOFR + 7.40%) 12.68% 11/25/2050[1,4,5]	1,000	1,225
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 10.93% 12/25/2050[1,4,5]	1,500	1,706
JP Morgan Mortgage Trust, Series 2024-CES1, Class A3, 6.397% 6/25/2054 (7.397% on 3/1/2028)[1,5,6]	576	584
JP Morgan Mortgage Trust, Series 2024-CES1, Class M1, 6.596% 6/25/2054 (7.596% on 3/1/2028)[1,5,6]	466	471
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,5,6]	2,666	2,636
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,5,6]	2,108	2,093
Mill City Mortgage Trust, Series 2018-2, Class M3, 3.75% 5/25/2058[1,4,5]	1,498	1,394
Mill City Mortgage Trust, Series 2017-1, Class B2, 4.047% 11/25/2058[1,4,5]	1,000	921
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[1,4,5]	3,567	3,154
Progress Residential Trust, Series 2024-SFR1, Class E2, 3.85% 2/17/2041[1,5]	1,698	1,525
Progress Residential Trust, Series 2024-SFR1, Class E1, 3.85% 2/17/2041[1,5]	1,414	1,301
Progress Residential Trust, Series 2024-SFR2, Class E1, 3.40% 4/17/2041[1,4,5]	1,993	1,800
Progress Residential Trust, Series 2024-SFR2, Class E2, 3.65% 4/17/2041[1,4,5]	1,219	1,098
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[1,5]	24,172	22,558
Progress Residential Trust, Series 2024-SFR3, Class E1, 4.00% 6/17/2041[1,5]	2,074	1,918
Progress Residential Trust, Series 2024-SFR3, Class E2, 4.00% 6/17/2041[1,5]	711	645
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class C, (1-month USD CME Term SOFR + 2.45%) 7.411% 10/17/2041[1,4,5]	2,000	2,004
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class D, (1-month USD CME Term SOFR + 2.95%) 7.911% 10/17/2041[1,4,5]	2,286	2,291
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.234% 3/25/2054[1,4,5]	1,500	1,484
Towd Point Mortgage Trust, Series 2016-3, Class B3, 4.106% 4/25/2056[1,4,5]	3,500	3,309
Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.224% 4/25/2057[1,4,5]	2,000	1,897
Towd Point Mortgage Trust, Series 2017-4, Class B1, 3.638% 6/25/2057[1,4,5]	1,000	891
Towd Point Mortgage Trust, Series 2019-2, Class B1, 3.721% 12/25/2058[1,4,5]	3,388	2,849
Towd Point Mortgage Trust, Series 2019-2, Class M2, 3.75% 12/26/2058[1,4,5]	2,550	2,278
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[5,7]	24,714	24,158
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[1,5,6]	6,081	6,128
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028)[1,5,6]	40,067	40,694
VM Fund I, LLC 8.625% 1/15/2028[5,7]	43,207	42,559
		416,852
Total mortgage-backed obligations		7,415,085
Corporate bonds, notes & loans 32.99% Financials 7.59%
AG Issuer, LLC 6.25% 3/1/2028[5]	2,610	2,554
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[5]	4,190	4,299
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[5]	9,355	8,963
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[5]	3,000	2,991
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032[5]	15,285	15,516
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026)[6]	EUR100	119
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[6]	2,565	3,165
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[6]	985	1,139
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[6]	USD2,212	2,446
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[6]	2,596	2,664
American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034)[6]	7,807	8,132
AmWINS Group, Inc. 6.375% 2/15/2029[5]	4,670	4,787
Aon North America, Inc. 5.45% 3/1/2034	2,303	2,419
Aretec Group, Inc. 10.00% 8/15/2030[5]	2,475	2,637
American Funds Strategic Bond Fund — Page 13 of 51

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Banco Santander Mexico, SA, Institucion de Banca Multiple, Grupo Financiero Santander Mexico 5.375% 4/17/2025[5]	USD5,250	$5,261
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[6]	15,000	13,922
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[6]	20,000	20,356
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[6]	11,400	9,826
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[6]	28,757	24,906
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[6]	5,266	5,684
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[6]	18,234	19,182
Bank of Montreal 2.65% 3/8/2027	30,000	29,015
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[6]	3,817	3,951
Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034)[6]	13,096	13,601
Bank of Nova Scotia (The) 2.45% 2/2/2032	18,471	16,108
BlackRock Funding, Inc. 5.00% 3/14/2034	7,000	7,300
BlackRock Funding, Inc. 4.90% 1/8/2035	2,393	2,472
BlackRock Funding, Inc. 5.25% 3/14/2054	12,604	13,071
Block, Inc. 6.50% 5/15/2032[5]	14,650	15,274
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)[5,6]	7,051	7,309
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[5,6]	19,507	17,386
Boost Newco Borrower, LLC 7.50% 1/15/2031[5]	14,000	15,034
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[5,6]	20,000	20,953
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[5,6]	13,400	14,959
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[5,6]	8,325	8,851
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[6]	6,344	6,504
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[6]	6,800	7,043
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[6]	8,299	8,969
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[6]	17,100	18,113
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[6]	5,314	5,693
Chubb INA Holdings, LLC 5.00% 3/15/2034	28,980	30,106
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[6]	3,724	3,352
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[6]	4,424	3,841
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[6]	8,085	7,225
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[6]	13,048	14,338
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[6]	2,659	2,838
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031)[6]	2,711	2,813
Coinbase Global, Inc. 3.375% 10/1/2028[5]	11,300	10,162
Coinbase Global, Inc. 3.625% 10/1/2031[5]	46,125	39,122
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[5]	5,280	5,134
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[5]	5,100	4,703
Corebridge Financial, Inc. 3.85% 4/5/2029	7,945	7,743
Corebridge Financial, Inc. 3.90% 4/5/2032	3,361	3,154
Corebridge Financial, Inc. 4.40% 4/5/2052	9,914	8,495
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[5,6]	12,525	12,479
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[6]	9,425	9,130
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[6]	7,375	7,941
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034)[6]	15,925	16,034
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[6]	EUR18,230	21,209
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[6]	USD3,220	3,424
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[6]	9,340	8,905
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[6]	1,070	1,049
Goldman Sachs Group, Inc. 2.60% 2/7/2030	7,915	7,269
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[6]	5,276	4,515
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[6]	9,235	8,164
American Funds Strategic Bond Fund — Page 14 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[6]	USD36,434	$32,020
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[6]	16,975	18,247
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[6]	37,709	39,077
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)[6]	8,858	7,068
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[6]	3,203	2,437
Hightower Holding, LLC 6.75% 4/15/2029[5]	3,380	3,244
Howden UK Refinance PLC 7.25% 2/15/2031[5]	7,210	7,488
Howden UK Refinance 2 PLC 8.125% 2/15/2032[5]	6,320	6,502
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[6]	9,368	8,240
HSBC Holdings PLC 5.402% 8/11/2033 (USD-SOFR + 2.87% on 8/11/2032)[6]	9,000	9,326
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027	1,055	1,030
HUB International, Ltd. 5.625% 12/1/2029[5]	7,300	7,166
HUB International, Ltd. 7.25% 6/15/2030[5]	14,576	15,198
Intercontinental Exchange, Inc. 5.25% 6/15/2031	1,832	1,925
JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[6]	14,687	14,493
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[6]	15,750	15,278
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[6]	11,000	11,025
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[6]	1,359	1,196
JPMorgan Chase & Co. 5.336% 1/23/2035 (USD-SOFR + 1.62% on 1/23/2034)[6]	5,403	5,650
JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[6]	35,900	38,701
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[6]	40,815	42,584
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[6]	5,000	4,799
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[6]	21,500	22,632
Marsh & McLennan Companies, Inc. 2.375% 12/15/2031	7,309	6,400
Mastercard, Inc. 4.85% 3/9/2033	768	799
Mastercard, Inc. 4.875% 5/9/2034	2,571	2,661
Mastercard, Inc. 4.55% 1/15/2035	10,089	10,139
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[6]	2,061	1,973
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[6]	2,463	2,532
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[6]	4,657	4,900
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[6]	638	656
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[6]	1,509	1,278
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[6]	3,853	4,020
Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033)[6]	10,196	11,537
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[6]	30,000	32,236
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[6]	26,346	27,369
Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039)[6]	9,785	10,277
National Australia Bank, Ltd. 2.99% 5/21/2031[5]	17,000	15,130
Navient Corp. 4.875% 3/15/2028	930	900
Navient Corp. 9.375% 7/25/2030	16,000	17,765
Navient Corp. 11.50% 3/15/2031	9,460	10,817
Navient Corp. 5.625% 8/1/2033	9,655	8,574
New York Life Global Funding 4.55% 1/28/2033[5]	5,893	5,920
OneMain Finance Corp. 7.50% 5/15/2031	10,850	11,178
OneMain Finance Corp. 7.125% 11/15/2031	9,755	9,879
Osaic Holdings, Inc. 10.75% 8/1/2027[5]	2,500	2,547
Oxford Finance, LLC 6.375% 2/1/2027[5]	6,055	6,021
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029)[6]	EUR1,850	2,136
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[6]	USD18,000	19,459
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[6]	59,597	68,265
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[6]	370	392
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034)[6]	20,824	21,724
American Funds Strategic Bond Fund — Page 15 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[6]	USD15,045	$15,233
Synchrony Financial 5.935% 8/2/2030 (USD-SOFR + 2.13% on 8/2/2029)[6]	19,682	20,229
Toronto-Dominion Bank (The) 2.00% 9/10/2031	20,000	17,351
Travelers Companies, Inc. 2.55% 4/27/2050	361	235
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[6]	13,796	14,134
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[6]	1,597	1,698
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[6]	12,097	12,749
Truist Insurance Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) 9.354% 5/6/2032[4,8]	12,815	13,051
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[6]	2,050	2,049
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[6]	7,797	8,328
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[6]	21,375	22,667
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[5,6]	22,550	22,030
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[5,6]	750	639
UBS Group AG 4.375% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.313% on 2/10/2031)[5,6]	5,375	4,693
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[6]	6,346	6,554
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[6]	9,650	9,765
Wells Fargo & Co. 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[6]	4,891	4,949
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[6]	27,761	31,033
Wells Fargo & Co. 5.499% 1/23/2035 (USD-SOFR + 1.78% on 1/23/2034)[6]	34,991	36,694
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[6]	8,303	7,682
Westpac Banking Corp. 1.953% 11/20/2028	7,248	6,677
		1,526,969
Health care 5.40%
AbbVie, Inc. 2.60% 11/21/2024	3,616	3,604
AbbVie, Inc. 3.20% 11/21/2029	1,207	1,155
AbbVie, Inc. 5.05% 3/15/2034	32,320	33,771
AbbVie, Inc. 5.35% 3/15/2044	1,350	1,425
AbbVie, Inc. 5.40% 3/15/2054	20,690	21,956
AbbVie, Inc. 5.50% 3/15/2064	3,650	3,901
AdaptHealth, LLC 5.125% 3/1/2030[5]	6,865	6,431
Amgen, Inc. 3.00% 2/22/2029	600	573
Amgen, Inc. 4.05% 8/18/2029	16,075	15,967
Amgen, Inc. 5.25% 3/2/2030	11,990	12,514
Amgen, Inc. 4.20% 3/1/2033	14,000	13,606
Amgen, Inc. 5.25% 3/2/2033	53,634	55,856
Amgen, Inc. 4.875% 3/1/2053	4,975	4,682
Amgen, Inc. 5.65% 3/2/2053	21,773	22,920
Amgen, Inc. 5.75% 3/2/2063	12,500	13,205
AstraZeneca Finance, LLC 1.75% 5/28/2028	3,050	2,817
AstraZeneca Finance, LLC 4.90% 2/26/2031	2,600	2,706
AstraZeneca Finance, LLC 5.00% 2/26/2034	16,875	17,629
AstraZeneca PLC 3.375% 11/16/2025	3,600	3,572
AthenaHealth Group, Inc. 6.50% 2/15/2030[5]	10,000	9,614
Avantor Funding, Inc. 4.625% 7/15/2028[5]	5,785	5,659
Banner Health 2.913% 1/1/2051	10,000	7,124
Bausch Health Americas, Inc. 8.50% 1/31/2027[5]	10,655	8,736
Bausch Health Companies, Inc. 5.00% 2/15/2029[5]	5,100	2,970
Baxter International, Inc. 2.272% 12/1/2028	5,032	4,633
Baxter International, Inc. 2.539% 2/1/2032	8,938	7,754
Baxter International, Inc. 3.132% 12/1/2051	12,537	8,551
American Funds Strategic Bond Fund — Page 16 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Bayer US Finance, LLC 6.50% 11/21/2033[5]	USD28,516	$30,875
Bayer US Finance, LLC 6.875% 11/21/2053[5]	10,496	11,773
Baylor Scott & White Holdings 0.827% 11/15/2025	5,463	5,239
Baylor Scott & White Holdings 1.777% 11/15/2030	19,087	16,624
Bristol-Myers Squibb Co. 5.10% 2/22/2031	1,450	1,519
Bristol-Myers Squibb Co. 5.20% 2/22/2034	80,376	84,793
Bristol-Myers Squibb Co. 5.50% 2/22/2044	2,825	2,995
Bristol-Myers Squibb Co. 6.25% 11/15/2053	821	952
Bristol-Myers Squibb Co. 5.55% 2/22/2054	8,416	8,922
Bristol-Myers Squibb Co. 5.65% 2/22/2064	3,325	3,526
Cencora, Inc. 5.125% 2/15/2034	1,971	2,031
Centene Corp. 2.45% 7/15/2028	24,165	22,275
Centene Corp. 3.00% 10/15/2030	3,625	3,248
Centene Corp. 2.50% 3/1/2031	1,519	1,307
Centene Corp. 2.625% 8/1/2031	3,049	2,617
Cigna Group (The) 2.375% 3/15/2031	1,713	1,511
Cigna Group (The) 5.25% 2/15/2034	5,334	5,526
Cigna Group (The) 5.60% 2/15/2054	1,064	1,100
CVS Health Corp. 5.55% 6/1/2031	1,517	1,583
CVS Health Corp. 5.25% 2/21/2033	2,144	2,191
CVS Health Corp. 5.70% 6/1/2034	45,545	47,532
CVS Health Corp. 6.00% 6/1/2044	28,051	29,009
CVS Health Corp. 5.625% 2/21/2053	12,500	12,344
CVS Health Corp. 5.875% 6/1/2053	4,000	4,073
CVS Health Corp. 6.05% 6/1/2054	27,703	28,922
CVS Health Corp. 6.00% 6/1/2063	3,074	3,137
DaVita, Inc. 6.875% 9/1/2032[5]	10,010	10,349
Elevance Health, Inc. 4.75% 2/15/2033	3,300	3,339
Elevance Health, Inc. 5.125% 2/15/2053	926	909
Endo Finance Holdings, Inc. 8.50% 4/15/2031[5]	4,205	4,511
Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.783% 4/23/2031[4,8]	3,695	3,696
GE HealthCare Technologies, Inc. 5.65% 11/15/2027	15,000	15,611
Gilead Sciences, Inc. 5.25% 10/15/2033	1,710	1,804
Gilead Sciences, Inc. 2.80% 10/1/2050	1,462	995
Gilead Sciences, Inc. 5.55% 10/15/2053	889	955
HCA, Inc. 3.625% 3/15/2032	5,028	4,651
HCA, Inc. 5.45% 9/15/2034	5,164	5,315
Humana, Inc. 5.375% 4/15/2031	1,202	1,245
Humana, Inc. 5.95% 3/15/2034	6,486	6,945
Humana, Inc. 5.75% 4/15/2054	9,961	10,203
Johnson & Johnson 4.90% 6/1/2031	1,926	2,025
Johnson & Johnson 4.95% 6/1/2034	3,907	4,148
Johnson & Johnson 5.25% 6/1/2054	1,290	1,399
Owens & Minor, Inc. 6.625% 4/1/2030[5]	11,825	11,490
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	16,993	17,327
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	20,000	20,377
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	12,206	12,639
Radiology Partners, Inc. 3.50% PIK and 4.275% Cash 1/31/2029[5,9]	12,099	12,023
Radiology Partners, Inc. 9.898% PIK 2/15/2030[5,9]	730	691
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 1.50% PIK and 8.883% Cash 1/31/2029[4,8,9]	1,029	1,009
Roche Holdings, Inc. 1.93% 12/13/2028[5]	23,675	21,797
Roche Holdings, Inc. 5.593% 11/13/2033[5]	14,044	15,237
American Funds Strategic Bond Fund — Page 17 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Roche Holdings, Inc. 4.985% 3/8/2034[5]	USD16,154	$16,849
Roche Holdings, Inc. 4.592% 9/9/2034[5]	23,483	23,712
Roche Holdings, Inc. 2.607% 12/13/2051[5]	9,473	6,275
Roche Holdings, Inc. 5.218% 3/8/2054[5]	608	639
Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031[5]	5,415	5,630
Summa Health 3.511% 11/15/2051	9,945	7,786
Sutter Health 1.321% 8/15/2025	6,000	5,821
Sutter Health 5.164% 8/15/2033	9,905	10,262
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	7,300	7,022
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	14,245	14,062
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	3,900	4,068
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	16,280	16,162
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	10,106	11,177
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	9,012	10,344
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	4,068	3,027
Thermo Fisher Scientific, Inc. 5.086% 8/10/2033	1,766	1,848
Thermo Fisher Scientific, Inc. 5.20% 1/31/2034	3,500	3,697
UnitedHealth Group, Inc. 5.30% 2/15/2030	7,300	7,700
UnitedHealth Group, Inc. 2.00% 5/15/2030	5,404	4,820
UnitedHealth Group, Inc. 4.20% 5/15/2032	2,626	2,606
UnitedHealth Group, Inc. 5.35% 2/15/2033	11,158	11,857
UnitedHealth Group, Inc. 5.00% 4/15/2034	1,187	1,226
UnitedHealth Group, Inc. 5.15% 7/15/2034	38,791	40,501
UnitedHealth Group, Inc. 5.50% 7/15/2044	23,000	24,355
UnitedHealth Group, Inc. 3.25% 5/15/2051	14,216	10,539
UnitedHealth Group, Inc. 4.75% 5/15/2052	3,613	3,448
UnitedHealth Group, Inc. 5.875% 2/15/2053	7,300	8,089
UnitedHealth Group, Inc. 5.375% 4/15/2054	638	664
UnitedHealth Group, Inc. 5.50% 4/15/2064	464	486
West Virginia United Health System Obligated Group 3.129% 6/1/2050	2,775	1,939
		1,086,256
Energy 3.98%
3R Lux SARL 9.75% 2/5/2031[5]	6,224	6,563
AI Candelaria (Spain), S.L.U. 5.75% 6/15/2033[5]	2,990	2,449
Apache Corp. 4.625% 11/15/2025	5,395	5,320
Apache Corp. 5.10% 9/1/2040	1,135	1,010
Apache Corp. 4.75% 4/15/2043	10,783	8,912
Apache Corp. 5.35% 7/1/2049	351	305
Archrock Partners, LP 6.625% 9/1/2032[5]	5,535	5,680
Baytex Energy Corp. 7.375% 3/15/2032[5]	4,720	4,707
Blue Racer Midstream, LLC 7.00% 7/15/2029[5]	2,815	2,929
Borr IHC, Ltd. 10.00% 11/15/2028[5]	5,982	6,220
Borr IHC, Ltd. 10.375% 11/15/2030[5]	9,757	10,324
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	2,000	1,973
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	6,455	5,905
Cenovus Energy, Inc. 5.375% 7/15/2025	1,095	1,099
Cheniere Energy Partners, LP 4.00% 3/1/2031	4,790	4,537
Cheniere Energy Partners, LP 5.95% 6/30/2033	25,000	26,471
Chesapeake Energy Corp. 5.50% 2/1/2026[5]	1,800	1,798
Chesapeake Energy Corp. 5.875% 2/1/2029[5]	1,550	1,559
Chevron Corp. 2.236% 5/11/2030	3,290	2,989
Chevron Corp. 3.078% 5/11/2050	1,181	865
Civitas Resources, Inc. 8.375% 7/1/2028[5]	12,575	13,087
American Funds Strategic Bond Fund — Page 18 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Civitas Resources, Inc. 8.625% 11/1/2030[5]	USD2,455	$2,603
Civitas Resources, Inc. 8.75% 7/1/2031[5]	9,090	9,633
CNX Resources Corp. 7.375% 1/15/2031[5]	3,079	3,220
CNX Resources Corp. 7.25% 3/1/2032[5]	1,960	2,060
Comstock Resources, Inc. 5.875% 1/15/2030[5]	3,015	2,821
Crescent Energy Finance, LLC 9.25% 2/15/2028[5]	3,045	3,178
Crescent Energy Finance, LLC 7.625% 4/1/2032[5]	4,860	4,866
Crescent Energy Finance, LLC 7.375% 1/15/2033[5]	6,195	6,102
CrownRock, LP 5.00% 5/1/2029[5]	3,030	3,068
Devon Energy Corp. 5.20% 9/15/2034	2,116	2,108
Diamondback Energy, Inc. 5.15% 1/30/2030	3,134	3,217
Diamondback Energy, Inc. 5.40% 4/18/2034	10,561	10,786
Diamondback Energy, Inc. 5.75% 4/18/2054	5,153	5,196
Diamondback Energy, Inc. 5.90% 4/18/2064	3,455	3,485
Ecopetrol SA 4.625% 11/2/2031	220	189
Ecopetrol SA 8.875% 1/13/2033	15,765	16,916
Ecopetrol SA 8.375% 1/19/2036	17,425	17,828
Enbridge Energy Partners, LP 5.875% 10/15/2025	155	156
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[5]	3,230	3,400
Energean Israel Finance, Ltd. 5.875% 3/30/2031[5]	2,765	2,369
Energy Transfer, LP 5.95% 5/15/2054	14,821	15,181
Energy Transfer, LP 6.05% 9/1/2054	4,173	4,326
Energy Transfer, LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[6,10]	2,700	2,671
Eni SpA 5.50% 5/15/2034[5]	17,123	17,745
Eni SpA 5.95% 5/15/2054[5]	19,257	19,846
Enterprise Products Operating, LLC 4.95% 2/15/2035	4,337	4,406
EQM Midstream Partners, LP 6.00% 7/1/2025[5]	7,200	7,216
EQM Midstream Partners, LP 6.50% 7/1/2027[5]	3,620	3,731
EQM Midstream Partners, LP 4.50% 1/15/2029[5]	2,555	2,501
EQM Midstream Partners, LP 4.75% 1/15/2031[5]	2,850	2,762
Equinor ASA 3.70% 4/6/2050	1,217	989
Exxon Mobil Corp. 4.227% 3/19/2040	1,200	1,124
Exxon Mobil Corp. 3.452% 4/15/2051	1,229	953
Global Partners, LP 8.25% 1/15/2032[5]	2,135	2,216
Gray Oak Pipeline, LLC 2.60% 10/15/2025[5]	4,442	4,333
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[5]	25,000	25,898
Gulfport Energy Corp. 6.75% 9/1/2029[5]	4,440	4,497
Hilcorp Energy I, LP 5.75% 2/1/2029[5]	1,285	1,251
Hilcorp Energy I, LP 6.00% 4/15/2030[5]	2,700	2,634
Hilcorp Energy I, LP 6.00% 2/1/2031[5]	865	843
Hilcorp Energy I, LP 6.25% 4/15/2032[5]	4,550	4,433
Hilcorp Energy I, LP 8.375% 11/1/2033[5]	5,220	5,632
Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029[5]	2,775	2,774
Leviathan Bond, Ltd. 6.75% 6/30/2030[5]	3,245	2,965
Marathon Oil Corp. 4.40% 7/15/2027	1,175	1,177
Matador Resources Co. 6.25% 4/15/2033[5]	3,190	3,144
Modec Finance BV 7.84% 7/15/2026[7,11]	9,000	9,049
MPLX, LP 1.75% 3/1/2026	5,933	5,716
Murphy Oil Corp. 5.875% 12/1/2027	1,261	1,277
Murphy Oil Corp. 6.00% 10/1/2032	2,690	2,656
MV24 Capital BV 6.748% 6/1/2034	12,316	12,051
MV24 Capital BV 6.748% 6/1/2034[5]	1,131	1,107
Nabors Industries, Inc. 8.875% 8/15/2031[5]	12,755	12,145
American Funds Strategic Bond Fund — Page 19 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
New Fortress Energy, Inc. 6.50% 9/30/2026[5]	USD10,985	$9,241
New Fortress Energy, Inc. 8.75% 3/15/2029[5]	14,180	10,688
NGL Energy Operating, LLC 8.125% 2/15/2029[5]	4,495	4,613
NGL Energy Operating, LLC 8.375% 2/15/2032[5]	7,345	7,575
Noble Finance II, LLC 8.00% 4/15/2030[5]	13,020	13,444
Northern Oil and Gas, Inc. 8.75% 6/15/2031[5]	4,475	4,669
Occidental Petroleum Corp. 6.125% 1/1/2031	9,602	10,139
Occidental Petroleum Corp. 5.55% 10/1/2034	674	685
Occidental Petroleum Corp. 6.45% 9/15/2036	12,000	12,969
Occidental Petroleum Corp. 6.60% 3/15/2046	12,000	12,922
Occidental Petroleum Corp. 6.05% 10/1/2054	1,008	1,024
ONEOK, Inc. 6.05% 9/1/2033	1,309	1,399
ONEOK, Inc. 3.95% 3/1/2050	12,500	9,617
ONEOK, Inc. 7.15% 1/15/2051	2,610	3,028
Permian Resources Operating, LLC 9.875% 7/15/2031[5]	7,285	8,136
Permian Resources Operating, LLC 7.00% 1/15/2032[5]	2,150	2,238
Petroleos Mexicanos 6.875% 10/16/2025	25,000	25,043
Petroleos Mexicanos 4.50% 1/23/2026	2,188	2,118
Petroleos Mexicanos 6.70% 2/16/2032	11,544	10,357
Petroleos Mexicanos 10.00% 2/7/2033	20,000	21,209
Raizen Fuels Finance SA 6.45% 3/5/2034[5]	1,290	1,366
Raizen Fuels Finance SA 6.95% 3/5/2054[5]	2,050	2,189
Range Resources Corp. 4.75% 2/15/2030[5]	1,340	1,294
Saturn Oil & Gas, Inc. 9.625% 6/15/2029[5]	4,547	4,496
Saudi Arabian Oil Co. 5.75% 7/17/2054[5]	25,000	25,363
South Bow USA Infrastructure Holdings, LLC 5.584% 10/1/2034[5]	20,776	20,985
South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[5]	9,330	9,451
Southwestern Energy Co. 8.375% 9/15/2028	1,035	1,066
Southwestern Energy Co. 5.375% 3/15/2030	8,780	8,759
Southwestern Energy Co. 4.75% 2/1/2032	2,200	2,106
Summit Midstream Holdings, LLC 8.625% 10/31/2029[5]	3,800	3,978
Sunoco, LP 7.00% 5/1/2029[5]	5,195	5,432
Sunoco, LP 7.25% 5/1/2032[5]	4,620	4,901
Talos Production, Inc. 9.00% 2/1/2029[5]	1,510	1,556
Talos Production, Inc. 9.375% 2/1/2031[5]	935	962
Targa Resources Corp. 5.50% 2/15/2035	9,438	9,724
TotalEnergies Capital International SA 5.15% 4/5/2034	2,390	2,487
TotalEnergies Capital SA 4.724% 9/10/2034	13,635	13,709
TotalEnergies Capital SA 5.488% 4/5/2054	669	692
Transocean Aquila, Ltd. 8.00% 9/30/2028[5]	3,554	3,638
Transocean, Inc. 8.00% 2/1/2027[5]	4,288	4,289
Transocean, Inc. 8.25% 5/15/2029[5]	5,250	5,209
Transocean, Inc. 8.75% 2/15/2030[5]	3,227	3,368
Transocean, Inc. 8.50% 5/15/2031[5]	4,500	4,474
Transocean, Inc. 6.80% 3/15/2038	5,000	4,085
Transportadora de Gas del Sur SA 8.50% 7/24/2031[5]	10,200	10,642
USA Compression Partners, LP 7.125% 3/15/2029[5]	7,660	7,895
Vallourec SA 7.50% 4/15/2032[5]	9,260	9,834
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[5]	10,796	11,324
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[5]	3,970	3,694
Venture Global LNG, Inc. 8.125% 6/1/2028[5]	9,500	9,910
Vital Energy, Inc. 7.875% 4/15/2032[5]	10,985	10,649
American Funds Strategic Bond Fund — Page 20 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029[5]	USD6,670	$6,580
Williams Companies, Inc. 5.15% 3/15/2034	5,220	5,280
		799,653
Industrials 2.66%
Amentum Escrow Corp. 7.25% 8/1/2032[5]	8,050	8,409
Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.75%) 7.71% 9/22/2028[4,8]	8,775	8,773
Automatic Data Processing, Inc. 4.45% 9/9/2034	16,234	16,278
Avis Budget Car Rental, LLC 8.25% 1/15/2030[5]	2,240	2,293
BAE Systems PLC 5.30% 3/26/2034[5]	15,442	16,066
Boeing Co. 4.875% 5/1/2025	162	161
Boeing Co. 5.15% 5/1/2030	19,632	19,686
Boeing Co. 3.625% 2/1/2031	5,069	4,645
Boeing Co. 6.388% 5/1/2031[5]	5,439	5,786
Boeing Co. 6.528% 5/1/2034[5]	11,522	12,371
Boeing Co. 5.705% 5/1/2040	4,000	3,905
Boeing Co. 5.805% 5/1/2050	2,467	2,385
Boeing Co. 6.858% 5/1/2054[5]	18,364	20,170
Boeing Co. 5.93% 5/1/2060	11,000	10,547
Boeing Co. 7.008% 5/1/2064[5]	239	264
Bombardier, Inc. 7.125% 6/15/2026[5]	1,675	1,702
Bombardier, Inc. 7.875% 4/15/2027[5]	1,482	1,487
Bombardier, Inc. 6.00% 2/15/2028[5]	4,180	4,211
Bombardier, Inc. 7.50% 2/1/2029[5]	9,000	9,531
Bombardier, Inc. 8.75% 11/15/2030[5]	9,075	9,976
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	3,856	2,921
BWX Technologies, Inc. 4.125% 6/30/2028[5]	4,760	4,596
Canadian National Railway Co. 4.375% 9/18/2034	1,579	1,567
Canadian Pacific Railway Co. 2.05% 3/5/2030	2,000	1,792
Canadian Pacific Railway Co. 3.10% 12/2/2051	16,554	11,835
Carrier Global Corp. 5.90% 3/15/2034	13,377	14,609
Carrier Global Corp. 6.20% 3/15/2054	5,803	6,709
CoreLogic, Inc. 4.50% 5/1/2028[5]	10,000	9,447
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.46% 6/4/2029[4,8]	3,375	3,304
EquipmentShare.com, Inc. 8.625% 5/15/2032[5]	5,115	5,373
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/2035	4,401	4,307
Herc Holdings, Inc. 6.625% 6/15/2029[5]	4,785	4,960
Hertz Corp. (The) 4.625% 12/1/2026[5]	2,205	1,739
Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.25%) 8.46% 6/30/2028[4,8]	250	224
Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.50%) 8.882% 6/30/2028[4,8]	1,292	1,160
Honeywell International, Inc. 5.00% 3/1/2035	24,542	25,556
Icahn Enterprises, LP 5.25% 5/15/2027	3,000	2,877
Icahn Enterprises, LP 9.75% 1/15/2029[5]	13,000	13,503
Ingersoll-Rand, Inc. 5.197% 6/15/2027	11,206	11,489
Ingersoll-Rand, Inc. 5.45% 6/15/2034	405	426
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[5]	13,660	14,230
Lockheed Martin Corp. 5.10% 11/15/2027	8,371	8,668
Lockheed Martin Corp. 5.25% 1/15/2033	12,785	13,620
Lockheed Martin Corp. 4.75% 2/15/2034	385	395
Lockheed Martin Corp. 5.70% 11/15/2054	6,373	7,114
Mileage Plus Holdings, LLC 6.50% 6/20/2027[5]	2,148	2,176
American Funds Strategic Bond Fund — Page 21 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
NESCO Holdings II, Inc. 5.50% 4/15/2029[5]	USD14,000	$12,919
Norfolk Southern Corp. 4.45% 3/1/2033	2,751	2,745
Norfolk Southern Corp. 5.55% 3/15/2034	6,140	6,591
Norfolk Southern Corp. 5.35% 8/1/2054	15,905	16,363
PM General Purchaser, LLC 9.50% 10/1/2028[5]	4,355	4,434
Regal Rexnord Corp. 6.30% 2/15/2030	15,000	15,963
Regal Rexnord Corp. 6.40% 4/15/2033	15,000	16,053
Republic Services, Inc. 5.20% 11/15/2034	15,000	15,670
Rolls-Royce PLC 5.75% 10/15/2027[5]	10,265	10,592
RTX Corp. 6.00% 3/15/2031	1,078	1,173
RTX Corp. 6.10% 3/15/2034	7,284	8,044
RTX Corp. 5.375% 2/27/2053	12,191	12,539
SkyMiles IP, Ltd. 4.50% 10/20/2025[5]	1,876	1,865
SkyMiles IP, Ltd. 4.75% 10/20/2028[5]	2,760	2,758
SkyMiles IP, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.75%) 9.032% 10/20/2027[4,8]	1,196	1,220
Spirit AeroSystems, Inc. 4.60% 6/15/2028	5,860	5,604
Spirit AeroSystems, Inc. 9.375% 11/30/2029[5]	2,492	2,707
Spirit AeroSystems, Inc. 9.75% 11/15/2030[5]	4,400	4,912
TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027[5]	2,625	2,599
TransDigm, Inc. 5.50% 11/15/2027	5,000	4,987
TransDigm, Inc. 4.875% 5/1/2029	1,990	1,939
Union Pacific Corp. 2.375% 5/20/2031	26,768	24,025
Union Pacific Corp. 2.80% 2/14/2032	9,999	9,104
Union Pacific Corp. 2.95% 3/10/2052	9,118	6,420
United Airlines, Inc. 4.375% 4/15/2026[5]	3,605	3,550
United Airlines, Inc. 4.625% 4/15/2029[5]	2,920	2,823
WESCO Distribution, Inc. 7.25% 6/15/2028[5]	3,095	3,172
		534,014
Communication services 2.57%
América Móvil, SAB de CV 10.125% 1/22/2029	MXN1,103,000	56,363
América Móvil, SAB de CV 9.50% 1/27/2031	823,210	40,942
AT&T, Inc. 4.35% 3/1/2029	USD1,250	1,258
AT&T, Inc. 2.25% 2/1/2032	5,000	4,293
AT&T, Inc. 3.50% 9/15/2053	22,215	16,334
CCO Holdings, LLC 4.75% 3/1/2030[5]	2,200	2,025
CCO Holdings, LLC 4.25% 2/1/2031[5]	13,500	11,912
CCO Holdings, LLC 4.75% 2/1/2032[5]	20,000	17,643
CCO Holdings, LLC 4.50% 6/1/2033[5]	7,875	6,694
CCO Holdings, LLC 4.25% 1/15/2034[5]	8,725	7,164
Charter Communications Operating, LLC 5.25% 4/1/2053	13,701	11,203
Comcast Corp. 5.30% 6/1/2034	35,983	37,921
Comcast Corp. 5.65% 6/1/2054	7,188	7,682
Connect Finco SARL 9.00% 9/15/2029[5]	20,360	19,729
Consolidated Communications, Inc. 5.00% 10/1/2028[5]	2,800	2,580
DISH DBS Corp. 5.875% 11/15/2024	10,000	9,951
DISH Network Corp. 11.75% 11/15/2027[5]	10,125	10,635
Embarq Corp. 7.995% 6/1/2036	1,250	559
Gray Television, Inc. 10.50% 7/15/2029[5]	19,925	20,831
Gray Television, Inc. 5.375% 11/15/2031[5]	2,650	1,659
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 10.451% 6/4/2029[4,8]	5,070	4,887
Meta Platforms, Inc. 3.85% 8/15/2032	31,466	30,604
Meta Platforms, Inc. 4.75% 8/15/2034	20,412	20,842
American Funds Strategic Bond Fund — Page 22 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Meta Platforms, Inc. 4.45% 8/15/2052	USD22,500	$20,765
Meta Platforms, Inc. 5.40% 8/15/2054	5,908	6,194
Netflix, Inc. 5.875% 11/15/2028	8,553	9,118
Netflix, Inc. 5.375% 11/15/2029[5]	828	871
Netflix, Inc. 4.875% 6/15/2030[5]	157	162
Netflix, Inc. 4.90% 8/15/2034	3,443	3,563
Netflix, Inc. 5.40% 8/15/2054	193	204
News Corp. 3.875% 5/15/2029[5]	3,725	3,526
Nexstar Media, Inc. 4.75% 11/1/2028[5]	6,000	5,737
Paramount Global 6.875% 4/30/2036	2,438	2,471
Paramount Global 4.375% 3/15/2043	2,448	1,812
Paramount Global 4.95% 5/19/2050	2,100	1,609
Sirius XM Radio, Inc. 4.00% 7/15/2028[5]	7,600	7,176
Sirius XM Radio, Inc. 5.50% 7/1/2029[5]	3,150	3,080
Sirius XM Radio, Inc. 4.125% 7/1/2030[5]	4,289	3,893
Sirius XM Radio, Inc. 3.875% 9/1/2031[5]	10,575	9,222
Stagwell Global, LLC 5.625% 8/15/2029[5]	5,810	5,622
T-Mobile USA, Inc. 2.55% 2/15/2031	19,963	17,798
T-Mobile USA, Inc. 2.875% 2/15/2031	3,037	2,764
Univision Communications, Inc. 6.625% 6/1/2027[5]	7,100	7,128
Univision Communications, Inc. 8.00% 8/15/2028[5]	5,485	5,613
Univision Communications, Inc. 4.50% 5/1/2029[5]	6,750	6,035
Univision Communications, Inc. 7.375% 6/30/2030[5]	10,075	9,759
Univision Communications, Inc. 8.50% 7/31/2031[5]	9,750	9,781
Verizon Communications, Inc. 2.55% 3/21/2031	8,188	7,314
Verizon Communications, Inc. 4.78% 2/15/2035[5]	4,993	4,988
Verizon Communications, Inc. 3.55% 3/22/2051	15,000	11,625
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	3,315	2,946
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	3,622	2,796
		517,283
Consumer discretionary 2.41%
Advance Auto Parts, Inc. 5.95% 3/9/2028	1,402	1,424
Advance Auto Parts, Inc. 3.50% 3/15/2032	2,766	2,314
Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.71% 2/2/2026[4,8]	4,373	4,276
Allied Universal Holdco, LLC 4.625% 6/1/2028[5]	4,720	4,433
Allied Universal Holdco, LLC 6.00% 6/1/2029[5]	1,915	1,713
Amazon.com, Inc. 1.00% 5/12/2026	20,000	19,131
Amazon.com, Inc. 2.10% 5/12/2031	20,000	17,712
Amazon.com, Inc. 3.10% 5/12/2051	10,000	7,435
Asbury Automotive Group, Inc. 4.625% 11/15/2029[5]	2,865	2,735
Asbury Automotive Group, Inc. 5.00% 2/15/2032[5]	3,495	3,316
Atlas LuxCo 4 SARL 4.625% 6/1/2028[5]	3,605	3,393
BMW US Capital, LLC 3.90% 4/9/2025[5]	5,300	5,280
BMW US Capital, LLC 3.45% 4/1/2027[5]	8,625	8,475
Boyd Gaming Corp. 4.75% 12/1/2027	2,300	2,278
Boyd Gaming Corp. 4.75% 6/15/2031[5]	9,565	9,140
Carnival Corp. 5.75% 3/1/2027[5]	11,000	11,147
Carnival Corp. 4.00% 8/1/2028[5]	11,000	10,631
Carnival Corp. 6.00% 5/1/2029[5]	14,555	14,756
Carnival Corp. 7.00% 8/15/2029[5]	3,470	3,690
Carnival Corp. 10.50% 6/1/2030[5]	1,975	2,146
Cougar JV Subsidiary, LLC 8.00% 5/15/2032[5]	1,765	1,868
American Funds Strategic Bond Fund — Page 23 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[5]	USD24,000	$24,526
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[5]	7,775	7,193
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[5]	3,934	3,412
Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[5]	5,078	5,247
Fertitta Entertainment, LLC 4.625% 1/15/2029[5]	5,000	4,778
Fertitta Entertainment, LLC 6.75% 1/15/2030[5]	5,000	4,662
Ford Motor Co. 4.75% 1/15/2043	3,329	2,760
Ford Motor Co. 5.291% 12/8/2046	6,671	6,054
Ford Motor Credit Co., LLC 5.125% 6/16/2025	4,175	4,174
Ford Motor Credit Co., LLC 2.70% 8/10/2026	7,820	7,517
Ford Motor Credit Co., LLC 5.85% 5/17/2027	20,000	20,366
Ford Motor Credit Co., LLC 4.95% 5/28/2027	7,775	7,758
Ford Motor Credit Co., LLC 3.815% 11/2/2027	10,000	9,642
Ford Motor Credit Co., LLC 2.90% 2/10/2029	1,994	1,811
Ford Motor Credit Co., LLC 7.20% 6/10/2030	2,895	3,121
Ford Motor Credit Co., LLC 7.122% 11/7/2033	4,866	5,262
Ford Motor Credit Co., LLC 6.125% 3/8/2034	13,324	13,495
Ford Otomotiv Sanayi AS 7.125% 4/25/2029[5]	11,465	11,876
General Motors Co. 6.80% 10/1/2027	1,882	1,993
General Motors Financial Co., Inc. 5.45% 9/6/2034	16,803	16,759
Genting New York, LLC 7.25% 10/1/2029[5]	5,930	6,005
Grand Canyon University 4.375% 10/1/2026	10,000	10,008
Grand Canyon University 5.125% 10/1/2028	7,000	6,577
Hanesbrands, Inc. 9.00% 2/15/2031[5]	1,685	1,820
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.595% 3/8/2030[4,8]	2,809	2,809
Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029[5]	9,808	10,051
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[5]	3,403	3,236
Home Depot, Inc. 4.85% 6/25/2031	2,295	2,380
Home Depot, Inc. 4.95% 6/25/2034	3,335	3,468
Home Depot, Inc. 5.875% 12/16/2036	1,970	2,204
Home Depot, Inc. 4.95% 9/15/2052	1,382	1,380
Home Depot, Inc. 5.40% 6/25/2064	14,804	15,690
Jacobs Entertainment, Inc. 6.75% 2/15/2029[5]	5,305	5,163
LCM Investments Holdings II, LLC 8.25% 8/1/2031[5]	4,795	5,095
Marriott International, Inc. 5.75% 5/1/2025	129	129
McDonald’s Corp. 5.00% 5/17/2029	2,384	2,472
McDonald’s Corp. 4.95% 8/14/2033	5,068	5,270
McDonald’s Corp. 3.625% 9/1/2049	979	772
McDonald’s Corp. 4.20% 4/1/2050	2,259	1,955
McDonald’s Corp. 5.15% 9/9/2052	2,620	2,625
MercadoLibre, Inc. 2.375% 1/14/2026	4,255	4,121
NCL Corp., Ltd. 5.875% 2/15/2027[5]	3,805	3,821
NCL Corp., Ltd. 7.75% 2/15/2029[5]	4,880	5,233
Party City Holdings, Inc. 0% 10/12/2028[7]	560	— [2]
Party City Holdings, Inc. 12.00% PIK 1/11/2029[5,9]	2,519	2,435
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[5]	16,160	15,989
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[5]	5,000	5,067
Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031[5]	13,735	13,924
Starbucks Corp. 5.00% 2/15/2034	5,061	5,213
Tapestry, Inc. 7.85% 11/27/2033	8,782	9,526
Toyota Motor Credit Corp. 3.375% 4/1/2030	2,865	2,749
Universal Entertainment Corp. 9.875% 8/1/2029[5]	7,400	7,423
American Funds Strategic Bond Fund — Page 24 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Wynn Resorts Finance, LLC 7.125% 2/15/2031[5]	USD5,229	$5,645
ZF North America Capital, Inc. 6.75% 4/23/2030[5]	14,645	14,780
		484,734
Utilities 2.10%
Aegea Finance SARL 9.00% 1/20/2031[5]	7,485	8,106
AES Corp. 2.45% 1/15/2031	7,500	6,498
AES Panama Generation Holdings, SRL 4.375% 5/31/2030[5]	2,751	2,497
Alabama Power Co. 5.85% 11/15/2033	2,900	3,164
Alabama Power Co. 3.00% 3/15/2052	13,130	9,237
Alfa Desarrollo SpA 4.55% 9/27/2051[5]	5,842	4,620
Alliant Energy Finance, LLC 3.60% 3/1/2032[5]	6,800	6,175
Comision Federal de Electricidad 6.45% 1/24/2035[5]	7,755	7,734
Consolidated Edison Company of New York, Inc. 5.375% 5/15/2034	2,573	2,731
Consumers Energy Co. 3.60% 8/15/2032	5,148	4,879
Consumers Energy Co. 4.625% 5/15/2033	14,550	14,735
DTE Electric Co. 3.65% 3/1/2052	5,750	4,590
DTE Energy Co. 3.00% 3/1/2032	4,047	3,705
Duke Energy Florida, LLC 5.95% 11/15/2052	2,850	3,156
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[6]	10,000	9,796
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[5,6]	9,825	11,208
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6,10]	350	353
Entergy Louisiana, LLC 5.15% 9/15/2034	2,725	2,809
Entergy Louisiana, LLC 4.75% 9/15/2052	650	602
Eversource Energy 5.50% 1/1/2034	10,697	11,111
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25% 1/31/2041[5]	6,485	6,773
FirstEnergy Corp. 2.65% 3/1/2030	1,700	1,553
Florida Power & Light Co. 5.05% 4/1/2028	8,525	8,801
Florida Power & Light Co. 5.10% 4/1/2033	9,168	9,596
Florida Power & Light Co. 5.30% 6/15/2034	3,700	3,926
Florida Power & Light Co. 5.30% 4/1/2053	5,391	5,641
Georgia Power Co. 4.95% 5/17/2033	3,882	3,992
Pacific Gas and Electric Co. 3.15% 1/1/2026	104	102
Pacific Gas and Electric Co. 2.95% 3/1/2026	355	347
Pacific Gas and Electric Co. 3.00% 6/15/2028	11,450	10,891
Pacific Gas and Electric Co. 4.65% 8/1/2028	141	142
Pacific Gas and Electric Co. 4.55% 7/1/2030	10,477	10,400
Pacific Gas and Electric Co. 2.50% 2/1/2031	12,050	10,562
Pacific Gas and Electric Co. 3.25% 6/1/2031	18,708	17,042
Pacific Gas and Electric Co. 6.40% 6/15/2033	22,961	25,106
Pacific Gas and Electric Co. 5.80% 5/15/2034	1,094	1,157
Pacific Gas and Electric Co. 4.95% 7/1/2050	19,637	17,870
Pacific Gas and Electric Co. 3.50% 8/1/2050	16,250	11,779
Pacific Gas and Electric Co. 5.90% 10/1/2054	14,200	14,724
PacifiCorp 5.45% 2/15/2034	12,250	12,737
PacifiCorp 3.30% 3/15/2051	1,750	1,237
PacifiCorp 2.90% 6/15/2052	608	394
PacifiCorp 5.35% 12/1/2053	13,534	13,405
PacifiCorp 5.50% 5/15/2054	23,741	23,888
PacifiCorp 5.80% 1/15/2055	6,725	7,062
PG&E Corp. 5.00% 7/1/2028	1,995	1,979
PG&E Corp. 5.25% 7/1/2030	1,485	1,476
American Funds Strategic Bond Fund — Page 25 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030)[6]	USD4,350	$4,573
Public Service Company of Colorado 2.70% 1/15/2051	1,794	1,166
SMC Global Power Holdings Corp. 5.95% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.796% on 5/5/2025)[6]	500	499
SMC Global Power Holdings Corp. 7.00% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 9.199% on 10/21/2025)[6]	600	599
Southern California Edison Co. 2.85% 8/1/2029	1,100	1,033
Southern California Edison Co. 5.45% 6/1/2031	3,929	4,159
Southern California Edison Co. 2.75% 2/1/2032	12,971	11,545
Southern California Edison Co. 3.65% 2/1/2050	930	725
Southern California Edison Co. 2.95% 2/1/2051	1,005	689
Southern California Edison Co. 3.45% 2/1/2052	22,682	16,902
Southwestern Public Service Co. 6.00% 6/1/2054	2,200	2,410
Talen Energy Supply, LLC 8.625% 6/1/2030[5]	12,341	13,460
Virginia Electric & Power 2.30% 11/15/2031	1,763	1,539
Virginia Electric & Power 2.40% 3/30/2032	6,100	5,325
Virginia Electric & Power 2.45% 12/15/2050	8,041	4,980
Wisconsin Electric Power Co. 4.60% 10/1/2034	1,450	1,454
Wisconsin Electric Power Co. 5.05% 10/1/2054	75	75
Xcel Energy, Inc. 4.60% 6/1/2032	4,275	4,237
Xcel Energy, Inc. 5.45% 8/15/2033	6,338	6,584
Xcel Energy, Inc. 3.50% 12/1/2049	885	655
		422,897
Consumer staples 1.72%
7-Eleven, Inc. 0.95% 2/10/2026[5]	6,625	6,325
7-Eleven, Inc. 1.30% 2/10/2028[5]	1,890	1,707
7-Eleven, Inc. 1.80% 2/10/2031[5]	12,000	10,117
7-Eleven, Inc. 2.50% 2/10/2041[5]	10,002	7,018
7-Eleven, Inc. 2.80% 2/10/2051[5]	7,472	4,791
Albertsons Companies, Inc. 3.50% 3/15/2029[5]	5,730	5,359
Anheuser-Busch Companies, LLC 4.70% 2/1/2036	4,373	4,393
Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	4,827	5,033
BAT Capital Corp. 2.726% 3/25/2031	5,000	4,473
BAT Capital Corp. 4.742% 3/16/2032	10,000	10,007
BAT Capital Corp. 6.421% 8/2/2033	5,707	6,271
BAT Capital Corp. 6.00% 2/20/2034	15,000	16,039
BAT Capital Corp. 5.65% 3/16/2052	4,750	4,641
BAT Capital Corp. 7.081% 8/2/2053	11,800	13,703
Campbell Soup Co. 5.40% 3/21/2034	16,733	17,553
Campbell Soup Co. 4.75% 3/23/2035	6,720	6,695
Campbell Soup Co. 5.25% 10/13/2054	1,956	1,942
Coca-Cola Co. 5.00% 5/13/2034	4,545	4,791
Coca-Cola Co. 4.65% 8/14/2034	4,520	4,631
Coca-Cola Co. 5.30% 5/13/2054	533	568
Coca-Cola Co. 5.20% 1/14/2055	5,751	6,039
Coca-Cola Consolidated, Inc. 5.45% 6/1/2034	3,531	3,723
Constellation Brands, Inc. 4.35% 5/9/2027	11,513	11,548
Constellation Brands, Inc. 4.75% 5/9/2032	6,096	6,148
Constellation Brands, Inc. 4.90% 5/1/2033	1,988	2,010
Dollar General Corp. 5.45% 7/5/2033	2,854	2,910
H.J. Heinz Co. 3.00% 6/1/2026	2,567	2,515
H.J. Heinz Co. 3.875% 5/15/2027	2,236	2,220
American Funds Strategic Bond Fund — Page 26 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Imperial Brands Finance PLC 5.875% 7/1/2034[5]	USD20,000	$20,801
Kroger Co. 5.00% 9/15/2034	18,430	18,591
Kroger Co. 5.50% 9/15/2054	6,864	6,913
Kronos Acquisition Holdings, Inc. 8.25% 6/30/2031[5]	7,515	7,553
Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032[5]	7,975	7,835
MARB BondCo PLC 3.95% 1/29/2031[5]	2,821	2,503
Minerva Luxembourg SA 8.875% 9/13/2033[5]	10,745	11,724
NBM US Holdings, Inc. 6.625% 8/6/2029[11]	3,667	3,734
Philip Morris International, Inc. 5.125% 11/17/2027	16,032	16,511
Philip Morris International, Inc. 5.75% 11/17/2032	2,727	2,932
Philip Morris International, Inc. 5.625% 9/7/2033	15,138	16,123
Philip Morris International, Inc. 5.25% 2/13/2034	9,950	10,337
Post Holdings, Inc. 5.50% 12/15/2029[5]	4,000	3,974
Post Holdings, Inc. 4.625% 4/15/2030[5]	4,000	3,831
Post Holdings, Inc. 4.50% 9/15/2031[5]	10,920	10,212
Post Holdings, Inc. 6.375% 3/1/2033[5]	25,000	25,470
Target Corp. 4.50% 9/15/2034	3,762	3,764
		345,978
Information technology 1.67%
Acuris Finance US, Inc. 9.00% 8/1/2029[5]	16,675	16,821
Analog Devices, Inc. 1.70% 10/1/2028	6,752	6,206
Analog Devices, Inc. 2.10% 10/1/2031	14,325	12,478
Analog Devices, Inc. 5.05% 4/1/2034	1,512	1,584
Analog Devices, Inc. 5.30% 4/1/2054	548	574
Broadcom, Inc. 5.15% 11/15/2031	11,615	12,058
Broadcom, Inc. 4.55% 2/15/2032	13,771	13,765
Broadcom, Inc. 3.419% 4/15/2033[5]	8,000	7,271
Broadcom, Inc. 3.469% 4/15/2034[5]	2,727	2,457
Broadcom, Inc. 4.80% 10/15/2034	15,872	15,865
Broadcom, Inc. 3.187% 11/15/2036[5]	5,996	5,084
Cisco Systems, Inc. 4.95% 2/26/2031	4,296	4,492
Cisco Systems, Inc. 5.05% 2/26/2034	28,839	30,298
Cisco Systems, Inc. 5.30% 2/26/2054	2,050	2,177
Cloud Software Group, Inc. 9.00% 9/30/2029[5]	14,175	14,437
Cloud Software Group, Inc. 8.25% 6/30/2032[5]	20,010	20,933
Cloud Software Group, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 8.604% 3/30/2029[4,8]	10,849	10,816
CommScope, LLC 7.125% 7/1/2028[5]	2,162	1,795
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.611% 8/11/2028[4,5,8]	20,064	20,407
Entegris, Inc. 4.75% 4/15/2029[5]	9,885	9,750
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[4,8,11]	2,900	2,911
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[4,8,11]	140	141
Helios Software Holdings, Inc. 8.75% 5/1/2029[5]	16,850	17,239
Intel Corp. 5.15% 2/21/2034	15,535	15,703
Intel Corp. 5.60% 2/21/2054	6,315	6,159
ION Trading Technologies SARL 9.50% 5/30/2029[5]	14,210	14,563
NCR Atleos Corp. 9.50% 4/1/2029[5]	14,074	15,505
Oracle Corp. 3.60% 4/1/2050	5,000	3,810
Oracle Corp. 3.95% 3/25/2051	4,145	3,338
Roper Technologies, Inc. 4.90% 10/15/2034	16,164	16,284
American Funds Strategic Bond Fund — Page 27 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
ServiceNow, Inc. 1.40% 9/1/2030	USD5,590	$4,798
Texas Instruments, Inc. 4.85% 2/8/2034	5,003	5,205
UKG, Inc. 6.875% 2/1/2031[5]	7,850	8,117
Unisys Corp. 6.875% 11/1/2027[5]	2,675	2,583
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[6,7,11]	10,655	9,975
		335,599
Materials 1.61%
Anglo American Capital PLC 5.375% 4/1/2025[5]	919	920
Ball Corp. 2.875% 8/15/2030	14,060	12,525
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	4,431	4,551
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	22,008	23,074
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	5,284	5,644
Braskem Idesa SAPI 7.45% 11/15/2029	13,000	11,272
Braskem Idesa SAPI 6.99% 2/20/2032[5]	13,676	10,789
Braskem Idesa SAPI 6.99% 2/20/2032	3,618	2,854
Braskem Netherlands Finance BV 4.50% 1/10/2028	4,397	4,150
Braskem Netherlands Finance BV 8.50% 1/12/2031[5]	8,660	9,211
Braskem Netherlands Finance BV 8.50% 1/12/2031	2,603	2,769
Braskem Netherlands Finance BV 7.25% 2/13/2033[5]	7,945	7,873
Braskem Netherlands Finance BV 7.25% 2/13/2033	3,000	2,973
Celanese US Holdings, LLC 6.35% 11/15/2028	12,754	13,472
Celanese US Holdings, LLC 6.70% 11/15/2033	3,921	4,292
Consolidated Energy Finance SA 6.50% 5/15/2026[5]	785	777
Consolidated Energy Finance SA 12.00% 2/15/2031[5]	18,000	18,130
CVR Partners, LP 6.125% 6/15/2028[5]	5,290	5,183
Dow Chemical Co. (The) 5.15% 2/15/2034	10,746	11,049
Dow Chemical Co. (The) 5.55% 11/30/2048	1,755	1,776
Dow Chemical Co. (The) 6.90% 5/15/2053	768	922
Dow Chemical Co. (The) 5.60% 2/15/2054	6,224	6,438
Eastman Chemical Co. 5.625% 2/20/2034	392	410
EIDP, Inc. 4.80% 5/15/2033	6,692	6,791
First Quantum Minerals, Ltd. 6.875% 10/15/2027[5]	6,500	6,432
First Quantum Minerals, Ltd. 9.375% 3/1/2029[5]	11,200	11,885
FXI Holdings, Inc. 12.25% 11/15/2026[5]	13,721	13,690
FXI Holdings, Inc. 12.25% 11/15/2026[5]	8,422	8,422
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[5]	15,800	13,865
LABL, Inc. 9.50% 11/1/2028[5]	3,540	3,662
LYB International Finance III, LLC 4.20% 5/1/2050	2,800	2,302
LYB International Finance III, LLC 3.625% 4/1/2051	8,366	6,241
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[5]	12,605	12,745
Mineral Resources, Ltd. 9.25% 10/1/2028[5]	8,230	8,773
NOVA Chemicals Corp. 5.25% 6/1/2027[5]	3,025	2,994
NOVA Chemicals Corp. 4.25% 5/15/2029[5]	10,000	9,307
NOVA Chemicals Corp. 9.00% 2/15/2030[5]	6,005	6,512
OCI NV 6.70% 3/16/2033[5]	11,039	11,577
Owens-Brockway Glass Container, Inc. 7.25% 5/15/2031[5]	3,060	3,147
Owens-Brockway Glass Container, Inc. 7.375% 6/1/2032[5]	9,030	9,233
Sasol Financing USA, LLC 8.75% 5/3/2029[5]	21,000	22,230
Vale Overseas, Ltd. 6.40% 6/28/2054	3,147	3,318
		324,180
American Funds Strategic Bond Fund — Page 28 of 51

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate 1.28%	Principal amount (000)	Value (000)
Alexandria Real Estate Equities, Inc. 5.25% 5/15/2036	USD882	$898
Boston Properties, LP 6.50% 1/15/2034	14,952	16,283
Boston Properties, LP 5.75% 1/15/2035	18,868	19,252
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031[5]	4,075	3,634
Crown Castle, Inc. 5.00% 1/11/2028	1,877	1,910
Crown Castle, Inc. 5.80% 3/1/2034	17,123	18,172
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	1,364	1,432
Equinix, Inc. 2.625% 11/18/2024	2,226	2,219
Equinix, Inc. 2.90% 11/18/2026	883	860
Equinix, Inc. 3.40% 2/15/2052	4,370	3,190
ERP Operating, LP 4.65% 9/15/2034	1,376	1,370
FibraSOMA 4.375% 7/22/2031[5]	7,079	5,869
GLP Capital, LP 4.00% 1/15/2030	2,000	1,911
Hudson Pacific Properties, LP 4.65% 4/1/2029	182	151
Hudson Pacific Properties, LP 3.25% 1/15/2030	3,818	2,898
Iron Mountain, Inc. 5.00% 7/15/2028[5]	4,000	3,951
Kennedy-Wilson, Inc. 4.75% 3/1/2029	5,095	4,721
Kennedy-Wilson, Inc. 4.75% 2/1/2030	940	853
Kennedy-Wilson, Inc. 5.00% 3/1/2031	5,590	5,023
Kilroy Realty, LP 2.50% 11/15/2032	544	436
Kilroy Realty, LP 2.65% 11/15/2033	1,513	1,186
Kilroy Realty, LP 6.25% 1/15/2036	14,982	15,349
Kimco Realty OP, LLC 6.40% 3/1/2034	1,943	2,164
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[5]	1,185	1,158
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[5]	3,980	4,224
MPT Operating Partnership, LP 5.25% 8/1/2026	2,000	1,907
MPT Operating Partnership, LP 5.00% 10/15/2027	2,055	1,845
Prologis, LP 5.00% 3/15/2034	4,575	4,694
Prologis, LP 5.00% 1/31/2035	5,147	5,273
Prologis, LP 5.25% 3/15/2054	865	879
Public Storage Operating Co. 5.35% 8/1/2053	10,690	11,066
Service Properties Trust 4.75% 10/1/2026	2,295	2,207
Service Properties Trust 4.95% 2/15/2027	6,850	6,490
Service Properties Trust 3.95% 1/15/2028	1,650	1,429
Service Properties Trust 8.375% 6/15/2029	9,390	9,389
Service Properties Trust 4.95% 10/1/2029	9,505	7,559
Service Properties Trust 4.375% 2/15/2030	6,380	4,835
Service Properties Trust 8.625% 11/15/2031[5]	5,145	5,599
Service Properties Trust 8.875% 6/15/2032	5,930	5,670
Simon Property Group, LP 4.75% 9/26/2034	5,055	5,015
Sun Communities Operating, LP 2.30% 11/1/2028	4,193	3,828
Sun Communities Operating, LP 2.70% 7/15/2031	14,919	13,055
Sun Communities Operating, LP 4.20% 4/15/2032	18,016	17,031
VICI Properties, LP 3.75% 2/15/2027[5]	955	932
VICI Properties, LP 3.875% 2/15/2029[5]	6,800	6,518
VICI Properties, LP 4.125% 8/15/2030[5]	2,645	2,514
VICI Properties, LP 5.125% 5/15/2032	19,250	19,345
Vornado Realty, LP 2.15% 6/1/2026	934	890
		257,084
Total corporate bonds, notes & loans		6,634,647
American Funds Strategic Bond Fund — Page 29 of 51

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes 11.74% U.S. Treasury 9.87%	Principal amount (000)	Value (000)
U.S. Treasury 4.375% 10/31/2024	USD2,004	$2,003
U.S. Treasury 3.875% 4/30/2025	1,978	1,973
U.S. Treasury 4.25% 1/31/2026	1,881	1,891
U.S. Treasury 1.875% 6/30/2026	566	549
U.S. Treasury 0.875% 9/30/2026	2,093	1,983
U.S. Treasury 1.625% 9/30/2026	385	370
U.S. Treasury 4.625% 10/15/2026	3,268	3,331
U.S. Treasury 1.75% 12/31/2026	24,924	23,938
U.S. Treasury 4.00% 1/15/2027	20,023	20,192
U.S. Treasury 3.375% 9/15/2027	13,126	13,060
U.S. Treasury 4.125% 10/31/2027	1,908	1,939
U.S. Treasury 3.625% 3/31/2028	6,311	6,325
U.S. Treasury 4.875% 10/31/2028	2,631	2,760
U.S. Treasury 3.125% 11/15/2028	205	201
U.S. Treasury 4.375% 11/30/2028	2,439	2,514
U.S. Treasury 3.75% 12/31/2028	23,606	23,772
U.S. Treasury 4.00% 1/31/2029	19,971	20,315
U.S. Treasury 1.875% 2/28/2029	47,310	44,052
U.S. Treasury 4.25% 2/28/2029	28,146	28,934
U.S. Treasury 4.125% 3/31/2029	5,593	5,722
U.S. Treasury 4.625% 4/30/2029	19,548	20,419
U.S. Treasury 4.00% 7/31/2029	205	209
U.S. Treasury 3.50% 9/30/2029	14,128	14,087
U.S. Treasury 3.50% 1/31/2030[12]	344,000	342,361
U.S. Treasury 3.625% 9/30/2031	602	601
U.S. Treasury 1.375% 11/15/2031	4,248	3,639
U.S. Treasury 2.75% 8/15/2032	3,174	2,967
U.S. Treasury 4.125% 11/15/2032	17,130	17,625
U.S. Treasury 4.00% 2/15/2034	29,260	29,769
U.S. Treasury 4.375% 5/15/2034	3,301	3,457
U.S. Treasury 3.875% 8/15/2034	21,658	21,812
U.S. Treasury 4.375% 11/15/2039[12]	209,700	219,399
U.S. Treasury 1.125% 8/15/2040	45,000	29,475
U.S. Treasury 1.875% 2/15/2041[12]	176,283	129,334
U.S. Treasury 2.25% 5/15/2041	98,018	76,010
U.S. Treasury 1.75% 8/15/2041[12]	141,578	100,410
U.S. Treasury 3.25% 5/15/2042[12]	115,506	102,728
U.S. Treasury 2.75% 11/15/2042	50,082	41,091
U.S. Treasury 3.875% 2/15/2043	1,690	1,631
U.S. Treasury 4.375% 8/15/2043	1,867	1,920
U.S. Treasury 4.75% 11/15/2043	20,623	22,253
U.S. Treasury 4.50% 2/15/2044	1,315	1,372
U.S. Treasury 4.625% 5/15/2044	422	448
U.S. Treasury 4.125% 8/15/2044	4,012	3,982
U.S. Treasury 1.375% 8/15/2050[12]	29,660	16,345
U.S. Treasury 1.625% 11/15/2050	66,000	38,821
U.S. Treasury 2.375% 5/15/2051	77,828	54,930
U.S. Treasury 3.625% 2/15/2053	15,719	14,294
U.S. Treasury 4.75% 11/15/2053	13,637	15,065
U.S. Treasury 4.25% 2/15/2054[12]	435,915	444,327
U.S. Treasury 4.625% 5/15/2054	8,019	8,699
		1,985,304
American Funds Strategic Bond Fund — Page 30 of 51

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 1.87%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[13]	USD51,461	$50,739
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[13]	3,991	2,652
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[12,13]	404,770	255,901
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[13]	63,212	65,803
		375,095
Total U.S. Treasury bonds & notes		2,360,399
Bonds & notes of governments & government agencies outside the U.S. 5.27%
Angola (Republic of) 9.50% 11/12/2025	5,570	5,673
Angola (Republic of) 8.00% 11/26/2029	6,000	5,466
Argentine Republic 1.00% 7/9/2029	161	105
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027)[6]	16,951	8,179
Brazil (Federative Republic of) 6.00% 8/15/2040[13]	BRL57,579	10,189
Brazil (Federative Republic of) 6.00% 8/15/2050[13]	1,060,425	184,281
Brazil (Federative Republic of) 6.00% 5/15/2055[13]	9,474	1,645
Brazil (Federative Republic of) 6.00% 8/15/2060[13]	57,579	9,962
Chile (Republic of) 4.34% 3/7/2042	USD3,565	3,265
Chile (Republic of) 3.10% 1/22/2061	21,959	14,674
Colombia (Republic of) 3.00% 1/30/2030	5,422	4,661
Colombia (Republic of) 3.125% 4/15/2031	3,297	2,732
Colombia (Republic of) 8.00% 4/20/2033	22,365	24,036
Colombia (Republic of) 7.50% 2/2/2034	7,660	7,967
Colombia (Republic of) 8.00% 11/14/2035	11,970	12,788
Colombia (Republic of) 5.625% 2/26/2044	200	162
Colombia (Republic of) 5.00% 6/15/2045	7,341	5,434
Colombia (Republic of) 5.20% 5/15/2049	1,279	950
Egypt (Arab Republic of) 5.80% 9/30/2027	2,110	1,998
Egypt (Arab Republic of) 7.60% 3/1/2029	695	672
Egypt (Arab Republic of) 5.875% 2/16/2031	3,325	2,782
Egypt (Arab Republic of) 8.50% 1/31/2047	1,170	946
Egypt (Arab Republic of) 7.903% 2/21/2048	605	468
Egypt (Arab Republic of) 8.70% 3/1/2049	1,840	1,510
Egypt (Arab Republic of) 8.15% 11/20/2059	25,335	19,669
Egypt (Arab Republic of) 7.50% 2/16/2061	920	668
European Investment Bank 0.625% 10/21/2027	15,310	14,005
Gabonese Republic 7.00% 11/24/2031[5]	10,000	7,756
Ghana (Republic of) 3.35% PIK and 5.00% Cash 2/16/2027[9]	GHS21,849	991
Ghana (Republic of) 3.50% PIK and 5.00% Cash 2/15/2028[9]	21,897	881
Ghana (Republic of) 3.65% PIK and 5.00% Cash 2/13/2029[9]	21,151	769
Ghana (Republic of) 3.80% PIK and 5.00% Cash 2/12/2030[9]	21,198	710
Ghana (Republic of) 3.95% PIK and 5.00% Cash 2/11/2031[9]	20,125	628
Ghana (Republic of) 4.10% PIK and 5.00% Cash 2/10/2032[9]	20,170	597
Ghana (Republic of) 4.25% PIK and 5.00% Cash 2/8/2033[9]	20,214	569
Ghana (Republic of) 4.40% PIK and 5.00% Cash 2/7/2034[9]	9,012	246
Ghana (Republic of) 4.55% PIK and 5.00% Cash 2/6/2035[9]	9,032	242
Ghana (Republic of) 4.70% PIK and 5.00% Cash 2/5/2036[9]	9,052	239
Ghana (Republic of) 4.85% PIK and 5.00% Cash 2/3/2037[9]	9,072	238
Ghana (Republic of) 5.00% 2/2/2038[9]	9,092	237
Greece (Hellenic Republic of) 3.375% 2/15/2025	EUR1,480	1,650
Honduras (Republic of) 6.25% 1/19/2027	USD2,524	2,449
Honduras (Republic of) 5.625% 6/24/2030	4,627	4,116
India (Republic of) 7.88% 3/19/2030	INR333,000	4,159
India (Republic of) 7.61% 5/9/2030	367,000	4,565
American Funds Strategic Bond Fund — Page 31 of 51

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Inter-American Development Bank 0.625% 7/15/2025	USD13,000	$12,646
Israel (State of) 3.75% 2/28/2029	ILS148,960	38,692
Israel (State of) 1.30% 4/30/2032	775,347	163,084
Israel (State of) 5.50% 3/12/2034	USD27,544	27,745
Israel (State of) 5.75% 3/12/2054	18,015	17,183
Japan, Series 20, 0.10% 3/10/2025[13]	JPY553,000	3,879
Japan Bank for International Cooperation 1.25% 1/21/2031	USD11,352	9,677
MIC Capital Management (RSC) Seven, Ltd. 5.084% 5/22/2053[5]	1,420	1,420
Mozambique (Republic of) 9.00% 9/15/2031	30,000	26,052
Oman (Sultanate of) 7.00% 1/25/2051[5]	10,000	11,206
OMERS Finance Trust 3.50% 4/19/2032[5]	20,000	19,172
OMERS Finance Trust 4.00% 4/19/2052[5]	20,000	17,099
Panama (Republic of) 7.50% 3/1/2031	2,835	3,104
Panama (Republic of) 2.252% 9/29/2032	8,527	6,614
Panama (Republic of) 6.40% 2/14/2035	8,595	8,800
Panama (Republic of) 6.875% 1/31/2036	10,460	10,996
Panama (Republic of) 8.00% 3/1/2038	14,565	16,485
Panama (Republic of) 4.50% 4/16/2050	7,400	5,458
Panama (Republic of) 6.853% 3/28/2054	8,060	8,179
Panama (Republic of) 4.50% 4/1/2056	1,475	1,065
Panama (Republic of) 7.875% 3/1/2057	2,315	2,621
Panama (Republic of) 3.87% 7/23/2060	4,293	2,715
Panama (Republic of) 4.50% 1/19/2063	8,157	5,721
Peru (Republic of) 6.15% 8/12/2032	PEN254,420	69,696
Peru (Republic of) 3.00% 1/15/2034	USD7,055	6,067
Peru (Republic of) 5.875% 8/8/2054	6,375	6,705
Peru (Republic of) 2.78% 12/1/2060	17,695	10,721
Romania 3.50% 4/3/2034	EUR995	962
Saskatchewan (Province of) 3.25% 6/8/2027	USD8,047	7,925
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	6,921	7,085
Spain (Kingdom of) 1.25% 10/31/2030	EUR12,245	12,661
Turkey (Republic of) 7.125% 7/17/2032	USD25,085	25,919
United Kingdom 0.125% 8/10/2041[13]	GBP3,280	3,753
United Mexican States 6.00% 5/7/2036	USD12,140	12,394
United Mexican States 5.00% 4/27/2051	3,290	2,783
United Mexican States 6.338% 5/4/2053	6,235	6,215
United Mexican States 6.40% 5/7/2054	5,000	5,013
United Mexican States 3.75% 4/19/2071	13,080	8,346
United Mexican States, Series M20, 10.00% 12/5/2024	MXN1,060,000	53,718
United Mexican States, Series M, 7.50% 6/3/2027	60,000	2,931
United Mexican States, Series M, 8.00% 11/7/2047	496,456	21,346
		1,059,782
Asset-backed obligations 5.11%
AB BSL CLO 2, Ltd., Series 2021-2, Class D, (3-month USD CME Term SOFR + 3.612%) 8.913% 4/15/2034[1,4,5]	USD1,500	1,508
AB BSL CLO, Ltd., Series 2023-4, Class A, (3-month USD CME Term SOFR + 2.00%) 7.282% 4/20/2036[1,4,5]	2,000	2,012
AB BSL CLO, Ltd., Series 2023-4, Class B, (3-month USD CME Term SOFR + 2.50%) 7.782% 4/20/2036[1,4,5]	500	503
ACHV ABS Trust, Series 2023-2PL, Class B, 6.88% 5/20/2030[1,5]	8	8
ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[1,5]	53	53
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[1,5]	5	5
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[1,5]	450	452
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029[1,5]	904	905
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[1,5]	849	861
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029[1,5]	834	845
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[1,5]	415	416
American Funds Strategic Bond Fund — Page 32 of 51

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.285% 7/25/2036[1,4,5]	USD30,950	$31,145
Allegro CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.53%) 7.809% 1/19/2033[1,4,5]	1,500	1,510
American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.60% 11/12/2027[1,5]	139	140
American Credit Acceptance Receivables Trust, Series 2024-2, Class B, 6.10% 12/13/2027[1,5]	648	656
American Credit Acceptance Receivables Trust, Series 2022-2, Class C, 4.41% 6/13/2028[1,5]	188	188
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[1,5]	588	588
American Credit Acceptance Receivables Trust, Series 2022-3, Class D, 5.83% 10/13/2028[1,5]	554	557
American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.86% 2/15/2029[1,5]	458	462
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030[1,5]	878	888
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030[1,5]	2,398	2,492
American Credit Acceptance Receivables Trust, Series 2024-1, Class D, 5.86% 5/13/2030[1,5]	592	602
American Money Management Corp., Series 2016-18, Class BR, (3-month USD CME Term SOFR + 1.862%) 6.933% 5/26/2031[1,4,5]	1,000	1,001
American Money Management Corp., CLO, Series 2022-25A, Class DR, (3-month USD CME Term SOFR + 3.25%) 8.551% 4/15/2035[1,4,5]	1,143	1,140
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D, 1.49% 9/18/2026[1]	7,032	6,896
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class B, 5.84% 7/18/2029[1]	1,985	2,050
Apex Credit CLO, LLC, Series 2019-2, Class A1R, (3-month USD CME Term SOFR + 1.412%) 6.696% 10/25/2032[1,4,5]	1,449	1,451
Apidos CLO, Ltd., Series 2023-45, Class D, (3-month USD CME Term SOFR + 5.20%) 10.479% 4/26/2036[1,4,5]	800	817
ARES CLO, Ltd., Series 2018-28RA, Class CR, (3-month USD CME Term SOFR + 2.10%) 7.386% 10/17/2030[1,4,5]	2,000	2,005
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class B, 2.65% 3/20/2026[1,5]	425	422
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[1,5]	5,911	6,028
Babson CLO, Ltd., Series 2021-3, Class A, (3-month USD CME Term SOFR + 1.412%) 6.691% 1/18/2035[1,4,5]	1,500	1,501
Bain Capital Credit CLO, Ltd., Series 2023-3, Class D, (3-month USD CME Term SOFR + 5.25%) 10.533% 7/24/2036[1,4,5]	500	515
Ballyrock, Ltd., CLO, Series 2018-1, Class C, (3-month USD CME Term SOFR + 3.412%) 8.694% 4/20/2031[1,4,5]	3,275	3,279
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,5]	5,473	5,428
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031[1,5]	7,500	7,440
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[1,5]	4,000	3,819
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,5]	357	354
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[1,5]	7,800	7,512
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class C, 2.24% 10/17/2034[1,5]	8,400	7,811
Barings Middle Market CLO, Ltd., Series 2021-I, Class A1, ((3-month USD CME Term SOFR + 0.262%) + 1.55%) 7.094% 7/20/2033[1,4,5]	3,500	3,509
Battalion CLO, Ltd., Series 2021-17A, Class D, (3-month USD CME Term SOFR + 3.512%) 8.794% 3/9/2034[1,4,5]	1,000	993
Battalion CLO, Ltd., Series 2017-11A, Class BR, (3-month USD CME Term SOFR + 1.982%) 7.265% 4/24/2034[1,4,5]	1,000	1,000
Benefit Street Partners CLO, Ltd., Series 2019-19, Class CR, (3-month USD CME Term SOFR + 2.10%) 7.401% 1/15/2033[1,4,5]	989	992
Benefit Street Partners CLO, Ltd., Series 2019-19, Class DR, (3-month USD CME Term SOFR + 3.10%) 8.401% 1/15/2033[1,4,5]	1,500	1,488
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.482% 7/20/2035[1,4,5]	41,465	41,851
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,5]	1,385	1,260
Bluemountain CLO, Ltd., Series 2014-2, Class CR2, (3-month USD CME Term SOFR + 2.462%) 7.744% 10/20/2030[1,4,5]	700	700
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027[1,5]	605	615
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A2, 6.68% 7/15/2027[1,5]	2,166	2,197
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[1]	160	161
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[1]	295	299
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029[1]	572	587
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030[1]	8,644	8,849
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039[1,5]	6,130	6,149
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030[1]	572	590
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030[1]	868	898
American Funds Strategic Bond Fund — Page 33 of 51

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[1,5]	USD100	$102
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[1,5]	118	122
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,5]	7,155	6,445
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,5]	1,449	1,353
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,5]	3,854	3,731
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,5]	597	542
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,5]	4,456	4,189
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,5]	15,188	15,287
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[1,5]	2,905	2,931
CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[1,5]	1,530	1,540
Chase Auto Owner Trust, Series 2024-5A, Class A4, 4.15% 3/25/2030[1,5]	1,735	1,730
CIFC Funding, Ltd., CLO, Series 2019-5A, Class A1R1, (3-month USD CME Term SOFR + 1.402%) 6.703% 1/15/2035[1,4,5]	500	501
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045[1,5]	631	598
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045[1,5]	1,178	1,117
Cook Park CLO, Ltd., Series 2018-1A, Class B, (3-month USD CME Term SOFR + 1.662%) 6.947% 4/17/2030[1,4,5]	500	500
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[1,5]	100	101
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[1,5]	351	353
CPS Auto Receivables Trust, Series 2023-A, Class D, 6.44% 4/16/2029[1,5]	526	538
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029[1,5]	689	702
CPS Auto Receivables Trust, Series 2023-C, Class D, 6.77% 10/15/2029[1,5]	622	645
CPS Auto Receivables Trust, Series 2022-C, Class C, 5.28% 4/15/2030[1,5]	188	188
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[1,5]	100	102
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[1,5]	100	103
CPS Auto Receivables Trust, Series 2022-C, Class D, 6.45% 4/15/2030[1,5]	1,013	1,034
CPS Auto Receivables Trust, Series 2022-D, Class E, 12.12% 6/17/2030[1,5]	4,000	4,482
CPS Auto Trust, Series 2024-A, Class E, 8.42% 8/15/2031[1,5]	2,700	2,844
CPS Auto Trust, Series 2024-C, Class E, 8.04% 3/15/2032[1,5]	3,625	3,762
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 12/15/2032[1,5]	3,000	3,012
Credit Acceptance Auto Loan Trust, Series 2023-3, Class B, 7.09% 10/17/2033[1,5]	212	221
Credit Acceptance Auto Loan Trust, Series 2023-3, Class C, 7.62% 12/15/2033[1,5]	245	258
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031[1,5]	6,369	6,477
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030[1,5]	1,449	1,471
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026[1]	8,162	8,191
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027[1]	16,134	16,442
Diameter Capital CLO, Series 2023-5, Class A1, (3-month USD CME Term SOFR + 1.85%) 7.151% 10/15/2036[1,4,5]	1,667	1,673
Diameter Capital CLO, Series 2023-5, Class A2, (3-month USD CME Term SOFR + 2.40%) 7.701% 10/15/2036[1,4,5]	1,714	1,721
Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.83% 12/15/2026[1]	6,236	6,247
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028[1]	6,259	6,299
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[1]	5,477	5,549
Drive Auto Receivables Trust, Series 2024-2,Class B, 4.52% 7/16/2029[1]	474	474
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031[1]	703	716
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67% 5/17/2032[1]	464	464
Drive Auto Receivables Trust, Series 2024-2, Class D, 4.94% 5/17/2032[1]	1,065	1,064
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[1,5]	400	402
DriveTime Auto Owner Trust, Series 2023-1, Class D, 6.44% 11/15/2028[1,5]	1,125	1,150
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,5]	524	536
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,5]	541	565
Dryden Senior Loan Fund, CLO, Series 2022-98, Class D, (3-month USD CME Term SOFR + 3.10%) 8.382% 4/20/2035[1,4,5]	300	292
Dryden Senior Loan Fund, CLO, Series 2023-113, Class DR, (3-month USD CME Term SOFR + 4.40%) 9.682% 10/20/2035[1,4,5]	1,800	1,803
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,5]	2,631	2,419
Elmwood CLO II, Ltd., Series 2019-2, Class AR, (3-month USD CME Term SOFR + 1.412%) 6.694% 4/20/2034[1,4,5]	1,800	1,802
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[1,5]	181	186
American Funds Strategic Bond Fund — Page 34 of 51

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2020-1, Class D, 2.73% 12/15/2025[1,5]	USD436	$436
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[1]	38	38
Exeter Automobile Receivables Trust, Series 2023-1, Class B, 5.72% 4/15/2027[1]	312	312
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[1]	189	189
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/2027[1]	227	228
Exeter Automobile Receivables Trust, Series 2023-4, Class B, 6.31% 10/15/2027[1]	695	700
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[1]	1,422	1,439
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[1]	125	127
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[1]	1,165	1,159
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[1]	327	330
Exeter Automobile Receivables Trust, Series 2023-4, Class C, 6.51% 8/15/2028[1]	695	710
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[1]	517	517
Exeter Automobile Receivables Trust, Series 2022-4A, Class D, 5.98% 12/15/2028[1]	316	319
Exeter Automobile Receivables Trust, Series 2022-6, Class D, 8.03% 4/6/2029[1]	430	453
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[1]	226	234
Exeter Automobile Receivables Trust, Series 2024-2A, Class C, 5.74% 5/15/2029[1]	1,360	1,387
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[1]	725	744
Exeter Automobile Receivables Trust, Series 2023-4, Class D, 6.95% 12/17/2029[1]	991	1,033
Exeter Automobile Receivables Trust, Series 2024-2A, Class D, 5.92% 2/15/2030[1]	1,834	1,882
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[1]	339	345
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030[1]	1,644	1,687
Exeter Automobile Receivables Trust, Series 2023-1, Class E, 12.07% 9/16/2030[1,5]	6,737	7,782
Exeter Automobile Receivables Trust, Series 2023-2, Class E, 9.75% 11/15/2030[1,5]	3,697	4,067
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030[1]	5,589	5,723
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[1,5]	2,028	2,230
Exeter Automobile Receivables Trust, Series 2023-4, Class E, 9.57% 2/18/2031[1,5]	2,408	2,621
Exeter Automobile Receivables Trust, Series 2023-5, Class E, 9.58% 6/16/2031[1,5]	4,052	4,431
Exeter Automobile Receivables Trust, Series 2024-1, Class E, 7.89% 8/15/2031[1,5]	4,029	4,157
Exeter Automobile Receivables Trust, Series 2024-2A, Class E, 7.98% 10/15/2031[1,5]	1,154	1,192
Exeter Automobile Receivables Trust, Series 2024-4A, Class E, 7.65% 2/17/2032[1,5]	10,020	10,236
Exeter Automobile Receivables Trust, Series 2024-5, Class E, 7.22% 5/17/2032[1,5]	3,553	3,541
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,5]	9,699	9,390
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[1,5]	57	58
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[1,5]	214	218
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[1,5]	99	102
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[1,5]	67	70
Ford Credit Auto Owner Trust, Series 2024-C, Class A4, 4.11% 7/15/2030[1]	2,967	2,963
Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06% 4/15/2033[1,5]	1,980	1,911
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,5]	3,609	3,295
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[1,5]	205	179
Genesis Sales Finance Master Trust, Series 2021-A, Class D, 2.09% 12/21/2026[1,5]	2,000	1,907
Genesis Sales Finance Master Trust, Series 2021-A, Class E, 3.77% 12/21/2026[1,5]	6,000	5,530
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,5]	1,296	1,258
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[1,5]	2,534	2,404
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[1,5]	1,306	1,244
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[1,5]	216	204
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[1,5]	989	998
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,5]	122	124
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,5]	110	114
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029[1,5]	633	645
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029[1,5]	610	627
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030[1,5]	1,900	2,046
GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030[1,5]	1,430	1,562
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031[1,5]	1,170	1,213
GLS Auto Select Receivables Trust, Series 24-3A, Class B, 5.64% 8/15/2030[1,5]	850	873
American Funds Strategic Bond Fund — Page 35 of 51

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
GLS Auto Select Receivables Trust, Series 24-3A, Class C, 5.92% 8/15/2030[1,5]	USD1,000	$1,030
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037[1,5]	27,598	27,879
Golub Capital Partners CLO, Ltd., Series 2014-21, Class AR, (3-month USD CME Term SOFR + 1.732%) 7.016% 1/25/2031[1,4,5]	453	454
Golub Capital Partners CLO, Ltd., Series 2021-57, Class A1, (3-month USD CME Term SOFR + 1.752%) 7.036% 10/25/2034[1,4,5]	3,420	3,431
HalseyPoint CLO, Ltd., Series 2023-7, Class B, (3-month USD CME Term SOFR + 2.95%) 8.232% 7/20/2036[1,4,5]	1,500	1,506
Harbor Park CLO, Ltd., Series 2018-1, Class D, (3-month USD CME Term SOFR + 3.162%) 8.444% 1/20/2031[1,4,5]	400	400
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,5,7]	20,116	20,116
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[1,5]	3,493	3,428
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,5]	4,450	4,495
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[1,5]	6,036	5,617
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,5]	14,209	13,101
Hertz Vehicle Financing, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[1,5]	1,830	1,817
Hertz Vehicle Financing, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[1,5]	1,168	1,159
Hertz Vehicle Financing, LLC, Series 2023-1A, Class B, 6.22% 6/25/2027[1,5]	1,250	1,263
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,5]	11,468	10,812
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,5]	3,950	3,712
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,5]	2,477	2,312
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[1,5]	643	657
Hertz Vehicle Financing, LLC, Series 2024-1A, Class B, 6.12% 1/25/2029[1,5]	941	960
Hertz Vehicle Financing, LLC, Series 2024-1A, Class C, 6.70% 1/25/2029[1,5]	569	581
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029[1,5]	2,895	2,954
Hertz Vehicle Financing, LLC, Series 2024-2A, Class D, 9.41% 1/27/2031[1,5]	2,250	2,309
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[1,5]	9,183	9,186
HPS Loan Management 6-2015, Ltd., Series 6A-2015, Class A1R, (3-month USD CME Term SOFR + 1.262%) 6.504% 2/5/2031[1,4,5]	306	306
Invitation Homes Trust, Series 2024-SFR1, Class D, 4.25% 9/17/2041[1,5]	435	408
Invitation Homes Trust, Series 2024-SFR1, Class F, 4.50% 9/17/2041[1,5]	2,038	1,819
Invitation Homes Trust, Series 2024-SFR1, Class E, 4.50% 9/17/2041[1,5]	1,161	1,085
Jamestown CLO, Ltd., Series 2018-11, Class A2, (3-month USD CME Term SOFR + 1.962%) 7.263% 7/14/2031[1,4,5]	500	500
Jamestown CLO, Ltd., Series 2019-14, Class A2R, (3-month USD CME Term SOFR + 2.012%) 7.294% 10/20/2034[1,4,5]	1,700	1,701
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,5]	80	80
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[1,5]	550	552
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,5]	10,854	10,887
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,5]	207	210
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[1,5]	510	515
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028[1,5]	586	599
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028[1,5]	261	265
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[1,5]	1,127	1,140
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028[1,5]	493	509
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029[1,5]	447	455
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029[1,5]	541	552
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[1,5]	656	676
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030[1,5]	219	227
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030[1,5]	334	350
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,5]	1,712	1,745
LAD Auto Receivables Trust, Series 2024-1, Class D, 6.15% 6/16/2031[1,5]	333	344
LAD Auto Receivables Trust, Series 2024-2, Class D, 6.37% 10/15/2031[1,5]	149	154
Logan CLO II, Ltd., Series 21-2, Class A, (3-month USD CME Term SOFR + 1.412%) 6.694% 1/20/2035[1,4,5]	1,700	1,703
Marble Point CLO XIX, Ltd., Series 2020-3, Class DR, (3-month USD CME Term SOFR + 4.00%) 9.279% 1/19/2034[1,4,5]	1,500	1,513
American Funds Strategic Bond Fund — Page 36 of 51

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Marble Point CLO XXIII, Ltd., Series 2021-4, Class C1, (3-month USD CME Term SOFR + 2.862%) 8.144% 1/22/2035[1,4,5]	USD435	$435
Marble Point CLO, Ltd., Series 2019-1, Class BR, (3-month USD CME Term SOFR + 2.012%) 7.295% 7/23/2032[1,4,5]	1,250	1,252
Marble Point CLO, Ltd., Series 2019-1, Class CR, (3-month USD CME Term SOFR + 2.612%) 7.895% 7/23/2032[1,4,5]	1,600	1,601
Marble Point CLO, Ltd., Series 2019-2, Class D1R, (3-month USD CME Term SOFR + 3.662%) 8.941% 11/16/2034[1,4,5]	1,000	995
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[1,5]	822	836
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029[1,5]	1,087	1,108
MidOcean Credit CLO, Series 2017-7, Class A2R, (3-month USD CME Term SOFR + 1.712%) 7.013% 7/15/2029[1,4,5]	4,000	4,000
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[1,5]	1,639	1,651
Mission Lane Credit Card Master Trust, Series 2023-A, Class D, 11.95% 7/17/2028[1,5]	7,000	7,101
Mission Lane Credit Card Master Trust, Series 2023-B, Class D, 11.97% 11/15/2028[1,5]	5,000	5,089
Mission Lane Credit Card Master Trust, Series 2023-B, Class E, 15.56% 11/15/2028[1,5]	5,000	5,084
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[1,5]	322	326
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[1,5]	318	322
Mission Lane Credit Card Master Trust, Series 2024-A, Class E, 13.69% 8/15/2029[1,5]	5,000	5,073
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,5]	5,476	5,072
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 11/15/2046[1,5]	3,734	3,426
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 4/20/2062[1,5]	5,313	4,511
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062[1,5]	11,333	9,586
Neuberger Berman CLO, Ltd., Series 2018-29, Class C, (3-month USD CME Term SOFR + 2.412%) 7.691% 10/19/2031[1,4,5]	500	500
Neuberger Berman CLO, Ltd., Series 2015-20A, Class ARR, (3-month USD CME Term SOFR + 1.422%) 6.723% 7/15/2034[1,4,5]	1,000	1,001
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,5]	42,939	39,623
Oak Hill Credit Partners, CLO, Series 2023-15, Class B1, (3-month USD CME Term SOFR + 2.50%) 7.782% 4/20/2035[1,4,5]	250	251
Oaktree CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.372%) 6.654% 4/22/2030[1,4,5]	2,528	2,534
Ocean Trails CLO, Series 2020-10, Class AR, (3-month USD CME Term SOFR + 1.22%) 6.783% 10/15/2034[1,4,5]	750	750
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.644% 7/20/2031[1,4,5]	4,304	4,310
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 6.566% 4/10/2033[1,4,5]	3,420	3,426
OCP CLO, Ltd., Series 2023-28, Class D, (3-month USD CME Term SOFR + 5.35%) 10.636% 7/16/2036[1,4,5]	500	514
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030[1,5]	1,122	1,168
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[1,5]	10,643	10,913
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[1,5]	652	672
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class C, 8.99% 6/17/2031[1,5]	474	495
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[1,5]	427	428
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031[1,5]	100	100
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031[1,5]	283	284
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,5]	2,954	2,869
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 5/8/2031[1,5]	2,244	2,185
Oportun Funding, LLC, Series 2022-A, Class B, 5.25% 6/9/2031[1,5]	1,000	994
Orion CLO, Ltd., Series 2023-1, Class C, (3-month USD CME Term SOFR + 3.25%) 8.535% 10/25/2036[1,4,5]	1,400	1,404
Orion CLO, Ltd., Series 2023-1, Class D, (3-month USD CME Term SOFR + 5.15%) 10.435% 10/25/2036[1,4,5]	1,703	1,748
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 6.351% 4/15/2030[1,4,5]	626	626
Park Avenue Institutional Advisers CLO, Series 2017-AR, Class A2R, (3-month USD CME Term SOFR + 1.812%) 6.928% 2/14/2034[1,4,5]	1,000	999
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,5]	7,728	7,707
Pikes Peak CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 1.95%) 7.232% 4/20/2036[1,4,5]	3,000	3,006
Pikes Peak CLO, Series 2023-14, Class C, (3-month USD CME Term SOFR + 3.30%) 8.582% 4/20/2036[1,4,5]	214	214
Pikes Peak CLO, Series 2023-14, Class D, (3-month USD CME Term SOFR + 5.45%) 10.732% 4/20/2036[1,4,5]	500	510
American Funds Strategic Bond Fund — Page 37 of 51

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039[1,5]	USD452	$464
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 6.797% 9/15/2039[1,4,5]	241	241
PK ALIFT Loan Funding, Series 2024-2, Class A, 5.052% 10/15/2039[1,5]	569	569
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A2A, 4.84% 1/20/2027[1,5]	10,193	10,233
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027[1,5]	7,025	7,075
PPM CLO 2, Ltd., Series 2019-2, Class CR2, (3-month USD CME Term SOFR + 2.80%) 8.086% 4/16/2037[1,4,5]	1,000	1,008
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028[1,5]	235	238
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030[1,5]	421	435
Prestige Auto Receivables Trust, Series 2024-1, Class E, 7.94% 4/15/2031[1,5]	682	701
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 6.219% 7/25/2051[1,4,5]	553	552
RAD CLO, Ltd., Series 2019-4, Class DR, (3-month USD CME Term SOFR + 3.25%) 8.535% 4/25/2032[1,4,5]	1,000	1,002
RAD CLO, Ltd., Series 2019-5, Class AR, (3-month USD CME Term SOFR + 1.382%) 6.665% 7/24/2032[1,4,5]	1,950	1,952
RAD CLO, Ltd., Series 2019-6A, Class A1, (3-month USD CME Term SOFR + 1.642%) 6.924% 1/20/2033[1,4,5]	250	251
RAD CLO, Ltd., Series 2020-7, Class CR, (3-month USD CME Term SOFR + 2.60%) 7.886% 4/17/2036[1,4,5]	3,500	3,505
RAD CLO, Ltd., Series 2023-20, Class D, (3-month USD CME Term SOFR + 5.00%) 10.282% 7/20/2036[1,4,5]	870	890
Reach Financial, LLC, Series 2023-1, Class A, 7.05% 2/18/2031[1,5]	69	70
Reach Financial, LLC, Series 2024-2, Class B, 5.84% 7/15/2031[1,5]	1,461	1,488
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031[1,5]	696	700
Regatta XIV Funding, Ltd., CLO, Series 2019-1A, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.663% 10/15/2032[1,4,5]	1,500	1,500
Regatta XXIII Funding, Ltd., Series 2021-4, Class A1, (3-month USD CME Term SOFR + 1.412%) 6.694% 1/20/2035[1,4,5]	800	801
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,5]	4,164	4,158
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030[1,5]	7,757	7,803
Rockford Tower CLO, Ltd., Series 2021-1, Class D, (3-month USD CME Term SOFR + 3.262%) 8.544% 7/20/2034[1,4,5]	1,191	1,194
Romark CLO, Ltd., Series 2018-1, Class A1, (3-month USD CME Term SOFR + 1.292%) 6.574% 4/20/2031[1,4,5]	222	222
RRAM, CLO, Series 2021-14, Class A1, (3-month USD CME Term SOFR + 1.382%) 6.683% 4/15/2036[1,4,5]	1,500	1,502
Santander Drive Auto Receivables Trust, Series 2020-4, Class D, 1.48% 1/15/2027[1]	3,049	3,030
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[1]	2,074	2,071
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[1]	3,246	3,250
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[1]	11,540	11,569
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[1]	3,626	3,654
Santander Drive Auto Receivables Trust, Series 2023-3, Class B, 5.61% 7/17/2028[1]	679	688
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[1]	3,071	3,070
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028[1]	531	538
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[1]	484	494
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030[1]	118	120
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030[1]	887	895
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030[1]	531	547
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[1]	6,560	6,780
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[1,5]	399	403
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028[1,5]	1,171	1,174
SLAM, LLC, Series 2024-1A, Class A, 5.335% 9/15/2049[1,5]	19,144	19,140
SMB Private Education Loan Trust, Series 2023-C, Class B, 6.36% 11/15/2052[1,5]	455	483
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053[1,5]	1,443	1,296
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053[1,5]	1,443	1,296
SMB Private Education Loan Trust, Series 2023-D, Class D, 8.87% 9/15/2053[1,5]	2,106	2,292
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054[1,5]	3,820	3,654
SMB Private Education Loan Trust, Series 2022-B, Class D, 5.95% 2/16/2055[1,5]	4,228	4,150
SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056[1,5]	7,896	8,379
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056[1,5]	5,000	5,138
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058[1,5]	3,000	3,043
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,5]	6,009	5,511
American Funds Strategic Bond Fund — Page 38 of 51

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,5]	USD2,040	$1,956
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,5]	9,807	9,485
Stellar Jay Ireland DAC, Series 2021-1, Class B, 5.926% 10/15/2041[1,5]	13,754	12,774
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,5]	507	483
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2/28/2033[1,5]	4,777	4,435
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054[1,5]	11,514	11,539
Subway Funding, LLC, Series 24-3A, Class A2II, 5.566% 7/30/2054[1,5]	13,248	13,309
Subway Funding, LLC, Series 2024-3, Class A23, 5.914% 7/30/2054[1,5]	13,742	13,810
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,5]	2,077	1,997
Sycamore Tree CLO, Ltd., Series 2024-5, Class C, (3-month USD CME Term SOFR + 2.75%) 8.073% 4/20/2036[1,4,5]	667	669
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]	11,791	12,047
TAL Advantage V, LLC, Series 2020-1, Class B, 3.29% 9/20/2045[1,5]	435	411
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 8/21/2045[1,5]	1,206	1,193
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[1,5]	2,531	2,402
TICP CLO, Ltd., Series 2018-12, Class DR, (3-month USD CME Term SOFR + 3.562%) 8.863% 7/15/2034[1,4,5]	1,000	1,001
Trestles CLO, Ltd., Series 2023-6, Class A, (3-month USD CME Term SOFR + 1.70%) 6.985% 1/25/2036[1,4,5]	29,000	29,074
Trinitas CLO, Ltd., Series 2020-12, Class A1R, (3-month USD CME Term SOFR + 1.37%) 6.655% 4/25/2033[1,4,5]	9,968	9,980
Trinitas CLO, Ltd., Series 2020-12, Class CR, (3-month USD CME Term SOFR + 2.60%) 7.885% 4/25/2033[1,4,5]	1,500	1,501
Trinitas CLO, Ltd., Series 2023-22A, Class D, (3-month USD CME Term SOFR + 6.19%) 11.472% 7/20/2036[1,4,5]	500	516
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,5]	911	840
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[1,5]	3,276	3,086
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[1,5]	478	435
Trysail CLO, Ltd., Series 2021-1, Class C, (3-month USD CME Term SOFR + 2.662%) 7.944% 7/20/2032[1,4,5]	1,500	1,503
United Auto Credit Securitization Trust, Series 2024-1, Class B, 6.57% 6/10/2027[1,5]	1,463	1,482
United Auto Credit Securitization Trust, Series 2024-1, Class C, 7.06% 10/10/2029[1,5]	1,560	1,591
United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30% 11/12/2029[1,5]	4,000	4,126
Valley Stream Park CLO, Ltd., Series 2022-1, Class AR, (3-month USD CME Term SOFR + 1.63%) 6.912% 10/20/2034[1,4,5]	20,000	20,005
Verdant Receivables, LLC, Series 2024-1, Class C, 6.25% 12/12/2031[1,5]	210	218
Vibrant CLO, Ltd., Series 2017-7, Class B, (3-month USD CME Term SOFR + 2.662%) 7.944% 9/15/2030[1,4,5]	730	730
Vibrant CLO, Ltd., Series 2021-12, Class BR, (3-month USD CME Term SOFR + 2.50%) 7.782% 4/20/2034[1,4,5]	897	901
Vibrant CLO, Ltd., Series 2021-12, Class C1R, (3-month USD CME Term SOFR + 3.75%) 9.032% 4/20/2034[1,4,5]	3,287	3,293
Vibrant CLO, Ltd., Series 2023-16, Class A2, (3-month USD CME Term SOFR + 2.80%) 8.101% 4/15/2036[1,4,5]	1,000	1,003
Voya CLO, Ltd., Series 2018-3, Class CR2, (3-month USD CME Term SOFR + 2.35%) 7.651% 10/15/2031[1,4,5]	2,000	2,000
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[1,5]	72	73
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027[1,5]	496	503
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027[1,5]	1,606	1,629
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[1,5]	212	213
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[1,5]	412	417
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,5]	483	493
Westlake Automobile Receivables Trust, Series 2023-1, Class D, 6.79% 11/15/2028[1,5]	1,207	1,249
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029[1,5]	521	530
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,5]	269	277
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029[1,5]	700	720
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028[1,5]	4,470	4,530
Wind River CLO, Ltd., Series 2023-1, Class B, (3-month USD CME Term SOFR + 2.50%) 7.785% 4/25/2036[1,4,5]	750	752
Wind River CLO, Ltd., Series 2023-1, Class C1, (3-month USD CME Term SOFR + 3.50%) 8.785% 4/25/2036[1,4,5]	500	505
World Omni Auto Receivables Trust, Series 24-C, Class A3, 4.43% 12/17/2029[1]	8,594	8,664
		1,028,305
American Funds Strategic Bond Fund — Page 39 of 51

unaudited
Bonds, notes & other debt instruments (continued) Municipals 1.48% California 0.21%	Principal amount (000)	Value (000)
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036	USD4,470	$3,841
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041	6,710	5,350
Municipal Fin. Auth., Community Facs. Dist. No. 2022-27 (City of Chula Vista - Sunbow), Special Tax Bonds, Series 2024-A-T, 7.25% 9/1/2039	2,275	2,322
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 5/15/2025	5,000	4,896
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	5,400	5,057
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030	6,450	5,683
Regents of the University of California, General Rev. Bonds, Series 2023-BR, 5.10% 5/15/2033	13,795	14,545
		41,694
Florida 0.14%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025	15,075	14,717
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	14,910	13,255
		27,972
Illinois 0.14%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	555	564
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	2,645	2,591
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	960	969
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 12/1/2046[5]	1,780	1,926
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	19,120	18,224
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 12/1/2044	100	103
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 12/15/2056	13,690	3,324
		27,701
Massachusetts 0.16%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	30,470	31,998
New Jersey 0.01%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2/15/2029	987	1,066
Ohio 0.22%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	47,685	43,785
Puerto Rico 0.25%
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017[14]	60	32
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018[14]	145	78
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018[14,15]	700	376
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020[14]	90	48
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021[14]	1,415	761
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021[14]	2,000	1,075
American Funds Strategic Bond Fund — Page 40 of 51

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Puerto Rico (continued)	Principal amount (000)	Value (000)
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023[14]	USD140	$75
Electric Power Auth., Power Rev. Bonds, Series 2010-DDD, 5.00% 7/1/2023[14]	1,595	857
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2024[14]	550	296
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025[14]	65	35
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026[14]	80	43
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2026[14]	45	24
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026[14]	155	84
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026[14]	2,975	1,606
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027[14]	485	262
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028[14]	1,680	907
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028[14]	425	230
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032[14]	1,240	670
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2033[14]	4,650	2,511
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036[14]	490	265
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037[14]	495	267
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040[14]	2,640	1,426
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042[14]	825	445
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, 3.469% 7/1/2017[14]	4,630	2,489
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 3.625% 7/1/2021[14]	20	11
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021[14]	525	282
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022[14]	4,865	2,615
Electric Power Auth., Power Rev. Ref. Bonds, Series 2008-WW, 5.50% 7/1/2038[14]	1,795	969
G.O. Restructured Bonds, Series 2022-A-1, 5.375% 7/1/2025	634	638
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027	1,264	1,320
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029	1,243	1,343
G.O. Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031	1,207	1,344
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	1,145	1,147
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035	1,029	1,028
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	883	878
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	1,201	1,162
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046	1,249	1,180
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2033	1,473	1,002
G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[4]	5,061	3,265
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2046	50,777	17,233
		50,279
Texas 0.06%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043[5]	12,500	12,798
Washington 0.13%
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 12/1/2036[5]	24,900	26,249
Wisconsin 0.16%
Public Fin. Auth., Certs. of Part. (Legacy Hills Capital Recovery Fee Projects), Series 2021, 0% 12/17/2061	11,375	11,375
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	21,760	21,673
		33,048
Total municipals		296,590
American Funds Strategic Bond Fund — Page 41 of 51

unaudited
Bonds, notes & other debt instruments (continued) Federal agency bonds & notes 0.42%		Principal amount (000)	Value (000)
Bank Gospodarstwa Krajowego 5.75% 7/9/2034[5]		USD25,000	$26,256
Fannie Mae 0.875% 8/5/2030		19,166	16,323
Federal Farm Credit Banks 1.75% 2/14/2025		3,107	3,074
Korea Housing Finance Corp. 4.625% 2/24/2028[5]		14,900	15,124
Tennessee Valley Authority 4.375% 8/1/2034		23,053	23,510
			84,287
Total bonds, notes & other debt instruments (cost: $19,100,293,000)			18,879,095
Common stocks 0.04% Real estate 0.03%		Shares
WeWork, Inc.[7,15]		409,332	5,252
Consumer discretionary 0.01%
Party City Holdco, Inc.[7,15]		130,501	2,190
Party City Holdco, Inc.[5,7,15]		1,303	22
NMG Parent, LLC[7,15]		1,149	140
MYT Holding Co., Class B15		130,350	16
			2,368
Health care 0.00%
Endo, Inc.[15]		25,116	667
Endo, Inc. GUC 6.00% Escrow[15]		4,300,000	161
Endo, Inc., 1L 7.50% Escrow[7,15]		3,000,000	— [2]
Endo, Inc., 1L 6.875% Escrow[7,15]		625,000	— [2]
Endo, Inc., 1L 6.125% Escrow[7,15]		2,725,000	— [2]
			828
Total common stocks (cost: $6,535,000)			8,448
Rights & warrants 0.00% Consumer discretionary 0.00%
NMG Parent, LLC, warrants, expire 9/24/2027[7,15]		4,602	— [2]
Total rights & warrants (cost: $28,000)			— [2]
Short-term securities 9.25% Money market investments 8.96%
Capital Group Central Cash Fund 5.09%[16,17]		18,004,004	1,800,761
Bills & notes of governments & government agencies outside the U.S. 0.29%	Weighted average yield at acquisition	Principal amount (000)
Egypt (Arab Republic of) 1/14/2025	22.586%	EGP1,527,425	29,280
Egypt (Arab Republic of) 3/18/2025	21.735	1,621,250	29,720
			59,000
Total short-term securities (cost: $1,861,160,000)			1,859,761
American Funds Strategic Bond Fund — Page 42 of 51

unaudited
Options purchased (equity style) 0.13%	Value (000)
Options purchased (equity style)*	$26,905
Total options purchased (equity style) (cost: $17,273,000)	26,905
Total investment securities 103.30% (cost: $20,985,289,000)	20,774,209
Total options written† (0.34)% (premium received: $59,946,000)	(68,254)
Other assets less liabilities (2.96)%	(596,010)
Net assets 100.00%	$20,109,945
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 9/30/2024 (000)
Call
3 Month SOFR Futures Option	6,207	12/13/2024	USD96.50	USD1,551,750	$8,612
3 Month SOFR Futures Option	37,341	12/13/2024	98.00	9,335,250	233
3 Month SOFR Futures Option	24,236	6/13/2025	97.00	6,059,000	16,965
3 Month SOFR Futures Option	4,942	6/13/2025	98.00	1,235,500	958
					$26,768
Put
3 Month SOFR Futures Option	2,428	12/13/2024	USD94.37	USD607,000	$15
3 Month SOFR Futures Option	4,857	12/13/2024	94.44	1,214,250	31
3 Month SOFR Futures Option	4,857	12/13/2024	94.94	1,214,250	61
3 Month SOFR Futures Option	2,428	12/13/2024	95.12	607,000	30
					$137
					$26,905
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 9/30/2024 (000)
Call
3 Month SOFR Futures Option	33,684	12/13/2024	USD95.25	USD(8,421,000)	$(60,000)
3 Month SOFR Futures Option	6,207	12/13/2024	96.50	(1,551,750)	(7,953)
					$(67,953)
Put
3 Month SOFR Futures Option	2,428	12/13/2024	USD94.63	USD(607,000)	$(15)
3 Month SOFR Futures Option	9,714	12/13/2024	94.69	(2,428,500)	(61)
3 Month SOFR Futures Option	33,688	12/13/2024	94.75	(8,422,000)	(210)
3 Month SOFR Futures Option	2,428	12/13/2024	94.87	(607,000)	(15)
					$(301)
					$(68,254)
American Funds Strategic Bond Fund — Page 43 of 51

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2024 (000)
30 Day Federal Funds Futures	Long	13,008	11/1/2024	USD5,159,169	$9,594
30 Day Federal Funds Futures	Long	12,884	12/2/2024	5,123,947	5,801
3 Month SOFR Futures	Short	45,297	3/19/2025	(10,866,750)	11,849
3 Month SOFR Futures	Long	35,560	6/18/2025	8,577,517	(9,842)
3 Month SOFR Futures	Short	260	3/18/2026	(63,050)	(742)
3 Month SOFR Futures	Short	59,591	6/17/2026	(14,454,542)	(5,344)
2 Year U.S. Treasury Note Futures	Long	75,524	1/6/2025	15,727,283	37,541
5 Year U.S. Treasury Note Futures	Short	35,687	12/31/2024	(3,921,388)	3,931
10 Year Euro-Bund Futures	Long	8,378	12/10/2024	1,258,260	9,316
10 Year Italy Government Bond Futures	Short	8,602	12/10/2024	(1,163,114)	(28,880)
10 Year Japanese Government Bond Futures	Short	1,640	12/20/2024	(1,650,555)	(3,760)
10 Year Ultra U.S. Treasury Note Futures	Short	17,921	12/31/2024	(2,119,998)	12,271
10 Year U.S. Treasury Note Futures	Short	19,920	12/31/2024	(2,276,483)	4,932
20 Year U.S. Treasury Bond Futures	Long	1,864	12/31/2024	231,486	(2,100)
30 Year Euro-Buxl Futures	Long	189	12/10/2024	28,671	630
30 Year Ultra U.S. Treasury Bond Futures	Short	512	12/31/2024	(68,144)	238
					$45,435
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Currency purchased (000)		Currency sold (000)
JPY	30,000,000	USD	202,768	Morgan Stanley	10/3/2024	$6,049
USD	201,386	JPY	28,541,318	Goldman Sachs	10/3/2024	2,721
MXN	1,960,000	USD	98,188	BNP Paribas	10/3/2024	1,308
USD	50,623	MXN	980,000	Morgan Stanley	10/3/2024	875
USD	50,623	MXN	980,000	Morgan Stanley	10/3/2024	875
EUR	2,565	USD	2,855	UBS AG	10/3/2024	1
USD	755	EUR	685	HSBC Bank	10/3/2024	(7)
USD	2,080	EUR	1,880	Goldman Sachs	10/3/2024	(13)
USD	247,130	THB	8,521,030	JPMorgan Chase	10/3/2024	(15,844)
USD	111,348	NOK	1,166,229	JPMorgan Chase	10/4/2024	831
NOK	1,166,229	USD	110,121	Standard Chartered Bank	10/4/2024	396
USD	50,225	ZAR	906,875	Morgan Stanley	10/4/2024	(2,246)
USD	363,961	THB	12,543,185	Morgan Stanley	10/4/2024	(23,163)
EUR	5,565	USD	6,195	UBS AG	10/7/2024	1
USD	6,169	EUR	5,565	HSBC Bank	10/7/2024	(28)
JPY	52,836,526	USD	369,229	Morgan Stanley	10/7/2024	(1,254)
MXN	4,027,215	USD	202,256	Morgan Stanley	10/10/2024	1,949
USD	52,904	MXN	1,025,329	Morgan Stanley	10/10/2024	913
USD	52,904	MXN	1,025,329	Morgan Stanley	10/10/2024	913
USD	61,149	MXN	1,196,011	Morgan Stanley	10/10/2024	504
USD	9,833	MXN	191,465	Citibank	10/10/2024	125
USD	14,980	MXN	294,540	Goldman Sachs	10/10/2024	45
USD	14,963	MXN	294,540	Goldman Sachs	10/10/2024	28
EUR	73,659	USD	82,010	UBS AG	10/10/2024	18
USD	16,018	EUR	14,419	Standard Chartered Bank	10/10/2024	(39)
American Funds Strategic Bond Fund — Page 44 of 51

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	65,921	EUR	59,240	Citibank	10/10/2024	$(49)
COP	416,915,000	USD	100,321	Morgan Stanley	10/11/2024	(1,350)
GBP	87,260	USD	114,033	Bank of America	10/17/2024	2,629
EUR	164,530	USD	181,603	Bank of America	10/17/2024	1,681
USD	4,596	SGD	5,945	BNP Paribas	10/17/2024	(34)
AUD	376,411	USD	254,183	Morgan Stanley	10/18/2024	6,129
USD	154,185	NOK	1,614,669	JPMorgan Chase	10/18/2024	1,148
NOK	1,614,669	USD	152,299	Goldman Sachs	10/18/2024	739
EUR	56,484	USD	62,909	UBS AG	10/18/2024	16
USD	3,131	SEK	32,500	Goldman Sachs	10/18/2024	(72)
BRL	523,107	USD	93,152	Citibank	10/21/2024	2,623
CLP	74,789,700	USD	80,635	Morgan Stanley	10/21/2024	2,514
COP	400,000,000	USD	94,576	Morgan Stanley	10/21/2024	244
EUR	5,090	MXN	110,000	Morgan Stanley	10/21/2024	103
USD	8,563	INR	720,000	Bank of New York Mellon	10/21/2024	(21)
JPY	1,831,000	EUR	11,633	Bank of America	10/21/2024	(181)
USD	20,723	BRL	117,230	JPMorgan Chase	10/21/2024	(740)
USD	104,603	ILS	392,774	Citibank	10/22/2024	(813)
USD	90,973	ILS	344,058	HSBC Bank	10/22/2024	(1,368)
JPY	30,973,739	USD	219,391	HSBC Bank	10/22/2024	(3,160)
PHP	5,657,959	USD	100,873	Standard Chartered Bank	10/25/2024	(119)
PHP	5,657,959	USD	100,873	Standard Chartered Bank	10/25/2024	(119)
USD	303,496	MXN	5,952,745	Morgan Stanley	10/28/2024	2,560
USD	238,039	NOK	2,492,551	JPMorgan Chase	10/28/2024	1,768
KRW	137,353,737	USD	103,266	Citibank	10/28/2024	1,007
USD	48,807	MXN	952,952	Citibank	10/28/2024	631
USD	74,351	MXN	1,465,975	Goldman Sachs	10/28/2024	239
USD	74,266	MXN	1,465,975	Goldman Sachs	10/28/2024	155
EUR	90,745	USD	101,322	Morgan Stanley	10/28/2024	(179)
EUR	90,746	USD	101,322	Morgan Stanley	10/28/2024	(179)
						$(9,240)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.336%	Annual	U.S. EFFR	Annual	1/29/2025	USD46,311,800	$7,880	$—	$7,880
U.S. Urban CPI	At maturity	2.0233%	At maturity	2/6/2025	1,057,900	4,318	—	4,318
5.018%	Annual	SOFR	Annual	10/2/2025	1,439,800	16,388	—	16,388
(0.445)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	EUR448,100	(17,911)	—	(17,911)
(0.452)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	448,100	(17,950)	—	(17,950)
4.2035%	Annual	SOFR	Annual	1/10/2026	USD1,771,166	10,997	—	10,997
4.184%	Annual	SOFR	Annual	1/10/2026	1,771,166	10,569	—	10,569
4.2045%	Annual	SOFR	Annual	1/10/2026	97,668	608	—	608
4.56%	Annual	SOFR	Annual	3/1/2026	2,633,000	33,020	—	33,020
American Funds Strategic Bond Fund — Page 45 of 51

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.568%	Annual	SOFR	Annual	3/1/2026	USD2,587,700	$32,734	$—	$32,734
4.28066%	Annual	SOFR	Annual	3/31/2026	1,038,500	10,218	—	10,218
4.26959%	Annual	SOFR	Annual	3/31/2026	1,006,800	9,745	—	9,745
4.659%	Annual	SOFR	Annual	5/17/2026	4,575,800	78,768	—	78,768
SOFR	Annual	4.5265%	Annual	6/18/2026	1,150,155	(18,859)	—	(18,859)
SOFR	Annual	4.528%	Annual	6/18/2026	1,149,915	(18,884)	—	(18,884)
SOFR	Annual	4.5335%	Annual	6/18/2026	2,299,930	(37,977)	—	(37,977)
TONAR	Annual	(0.01246731)%	Annual	10/1/2026	JPY1,442,100	94	(3)	97
3.535%	Annual	SOFR	Annual	1/23/2027	USD1,289,500	8,287	—	8,287
3.5405%	Annual	SOFR	Annual	1/23/2027	1,190,100	7,773	—	7,773
3.53%	Annual	SOFR	Annual	1/23/2027	719,100	4,553	—	4,553
3.481%	Annual	SOFR	Annual	1/29/2027	1,075,400	5,967	—	5,967
3.4615%	Annual	SOFR	Annual	1/29/2027	1,075,400	5,568	—	5,568
3.7645%	Annual	SOFR	Annual	2/20/2027	2,248,700	25,960	—	25,960
3.761%	Annual	SOFR	Annual	2/20/2027	1,125,700	12,920	—	12,920
3.6475%	Annual	SOFR	Annual	2/27/2028	2,814,400	31,000	—	31,000
U.S. EFFR	Annual	2.438%	Annual	1/11/2029	44,000	1,361	—	1,361
SOFR	Annual	3.528%	Annual	1/29/2030	385,600	(6,275)	—	(6,275)
SOFR	Annual	3.529%	Annual	1/29/2030	472,000	(7,702)	—	(7,702)
SOFR	Annual	3.5485%	Annual	1/29/2030	512,500	(8,817)	—	(8,817)
3.18%	Annual	SOFR	Annual	4/17/2030	166,100	(751)	—	(751)
3.275%	Annual	SOFR	Annual	4/18/2030	166,100	45	—	45
3.353%	Annual	SOFR	Annual	4/19/2030	166,100	698	—	698
3.342%	Annual	SOFR	Annual	4/19/2030	166,100	606	—	606
3.344%	Annual	SOFR	Annual	4/20/2030	166,200	623	—	623
3.128%	Annual	SOFR	Annual	4/28/2030	166,200	(1,196)	—	(1,196)
3.285%	Annual	SOFR	Annual	5/1/2030	166,200	127	—	127
3.259%	Annual	SOFR	Annual	5/1/2030	166,300	(92)	—	(92)
3.186%	Annual	SOFR	Annual	5/9/2030	166,300	(712)	—	(712)
3.215%	Annual	SOFR	Annual	5/10/2030	166,300	(468)	—	(468)
3.29%	Annual	SOFR	Annual	5/19/2030	199,300	201	—	201
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	153,800	21,610	—	21,610
28-day MXN-TIIE	28-day	8.188%	28-day	1/27/2031	MXN647,600	647	—	647
28-day MXN-TIIE	28-day	8.3425%	28-day	1/27/2031	122,650	74	—	74
SOFR	Annual	3.10%	Annual	6/20/2033	USD90,300	1,456	—	1,456
SOFR	Annual	3.175%	Annual	2/1/2038	20,700	420	—	420
3.095%	Annual	SOFR	Annual	9/27/2048	27,500	(1,385)	—	(1,385)
U.S. EFFR	Annual	0.6193%	Annual	4/6/2050	12,600	5,772	—	5,772
U.S. EFFR	Annual	0.60602%	Annual	4/6/2050	5,800	2,670	—	2,670
U.S. EFFR	Annual	0.616917%	Annual	4/6/2050	5,200	2,384	—	2,384
6-month EURIBOR	Semi-annual	0.0897%	Annual	6/4/2050	EUR16,100	7,779	—	7,779
6-month EURIBOR	Semi-annual	0.006%	Annual	12/3/2050	74,200	37,562	—	37,562
6-month EURIBOR	Semi-annual	0.0175%	Annual	12/3/2050	74,200	37,378	—	37,378
6-month EURIBOR	Semi-annual	0.068%	Annual	1/15/2051	39,980	19,774	—	19,774
0.702%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	39,150	(14,232)	—	(14,232)
0.672%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	39,150	(14,494)	—	(14,494)
0.649%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	46,200	(17,342)	—	(17,342)
SOFR	Annual	3.01413%	Annual	1/12/2053	USD118,924	7,165	—	7,165
American Funds Strategic Bond Fund — Page 46 of 51

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.02%	Annual	1/12/2053	USD118,900	$7,037	$—	$7,037
SOFR	Annual	2.974%	Annual	4/17/2053	52,200	3,510	—	3,510
SOFR	Annual	3.044%	Annual	4/18/2053	52,700	2,871	—	2,871
SOFR	Annual	3.0875%	Annual	4/19/2053	52,600	2,447	—	2,447
SOFR	Annual	3.1035%	Annual	4/19/2053	52,500	2,289	—	2,289
SOFR	Annual	3.0895%	Annual	4/20/2053	52,600	2,428	—	2,428
SOFR	Annual	2.9405%	Annual	4/28/2053	52,500	3,849	—	3,849
SOFR	Annual	3.0535%	Annual	5/1/2053	105,100	5,536	—	5,536
SOFR	Annual	3.085%	Annual	5/9/2053	53,100	2,489	—	2,489
SOFR	Annual	3.1135%	Annual	5/10/2053	52,800	2,200	—	2,200
SOFR	Annual	3.1605%	Annual	5/19/2053	63,500	2,097	—	2,097
SOFR	Annual	3.6815%	Annual	2/20/2054	197,000	(12,865)	—	(12,865)
SOFR	Annual	3.6765%	Annual	2/20/2054	205,384	(13,221)	—	(13,221)
SOFR	Annual	3.7205%	Annual	2/21/2054	164,416	(11,933)	—	(11,933)
SOFR	Annual	3.6745%	Annual	2/28/2054	228,900	(14,667)	—	(14,667)
						$264,739	$(3)	$264,742
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
12.03167%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL1,794,083	$(838)	$—	$(838)
12%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	2,229,271	(1,345)	—	(1,345)
11.49%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	3,611,800	(9,819)	—	(9,819)
							$(12,002)	$—	$(12,002)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	USD6,004,877	$(466,357)	$(407,097)	$(59,260)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	1,564,715	(35,204)	(35,289)	85
					$(501,561)	$(442,386)	$(59,175)
American Funds Strategic Bond Fund — Page 47 of 51

unaudited
Investments in affiliates17

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend or interest income (000)
Short-term securities 8.96%
Money market investments 8.96%
Capital Group Central Cash Fund 5.09%[16]	$2,660,737	$6,202,115	$7,062,913	$473	$349	$1,800,761	$118,877
Restricted securities11

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[6,7]	6/23/2023	$10,389	$9,975	.05%
Modec Finance BV 7.84% 7/15/2026[7]	7/28/2023	9,000	9,049.04
NBM US Holdings, Inc. 6.625% 8/6/2029	9/17/2020	3,779	3,734.02
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[4,8]	9/13/2023	2,849	2,911.02
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[4,8]	6/13/2024-9/13/2024	140	141	.00 [18]
Total		$26,157	$25,810	.13%

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	Purchased on a TBA basis.
[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,190,617,000, which represented 20.84% of the net assets of the fund.

[6]	Step bond; coupon rate may change at a later date.
[7]	Value determined using significant unobservable inputs.
[8]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $78,684,000, which represented .39% of the net assets of the fund.

[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[10]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[11]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $25,810,000, which represented .13% of the net assets of the fund.

[12]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $849,183,000, which represented 4.22% of the net assets of the fund.
[13]	Index-linked bond whose principal amount moves with a government price index.
[14]	Scheduled interest and/or principal payment was not received.
[15]	Security did not produce income during the last 12 months.
[16]	Rate represents the seven-day yield at 9/30/2024.
[17]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[18]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
American Funds Strategic Bond Fund — Page 48 of 51

unaudited
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $40,537,958,000. The average month-end notional amount of futures contracts while held was $55,234,290,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $2,911,813,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $35,454,096,000 and $6,315,841,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Funds Strategic Bond Fund — Page 49 of 51

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$7,348,368	$66,717	$7,415,085
Corporate bonds, notes & loans	—	6,615,623	19,024	6,634,647
U.S. Treasury bonds & notes	—	2,360,399	—	2,360,399
Bonds & notes of governments & government agencies outside the U.S.	—	1,059,782	—	1,059,782
Asset-backed obligations	—	1,008,189	20,116	1,028,305
Municipals	—	296,590	—	296,590
Federal agency bonds & notes	—	84,287	—	84,287
Common stocks	—	844	7,604	8,448
Rights & warrants	—	—	— *	— *
Short-term securities	1,800,761	59,000	—	1,859,761
Options purchased on futures (equity style)	26,905	—	—	26,905
Total	$1,827,666	$18,833,082	$113,461	$20,774,209

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$96,103	$—	$—	$96,103
Unrealized appreciation on open forward currency contracts	—	41,738	—	41,738
Unrealized appreciation on centrally cleared interest rate swaps	—	502,475	—	502,475
Unrealized appreciation on centrally cleared credit default swaps	—	85	—	85
Liabilities:
Value of options written	(68,254)	—	—	(68,254)
Unrealized depreciation on futures contracts	(50,668)	—	—	(50,668)
Unrealized depreciation on open forward currency contracts	—	(50,978)	—	(50,978)
Unrealized depreciation on centrally cleared interest rate swaps	—	(237,733)	—	(237,733)
Unrealized depreciation on bilateral interest rate swaps	—	(12,002)	—	(12,002)
Unrealized depreciation on centrally cleared credit default swaps	—	(59,260)	—	(59,260)
Total	$(22,819)	$184,325	$—	$161,506
*
Amount less than one thousand.
†
Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Strategic Bond Fund — Page 50 of 51

unaudited

Key to abbreviation(s)
AMT = Alternative Minimum Tax
Assn. = Association
AUD = Australian dollars
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
Certs. = Certificates
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
COP = Colombian pesos
CPI = Consumer Price Index
DAC = Designated Activity Company
Dev. = Development
Dist. = District
Econ. = Economic
EFFR = Effective Federal Funds Rate
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
GBP = British pounds

GHS = Ghanaian cedi
ICE = Intercontinental Exchange, Inc.
ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
NOK = Norwegian kroner
Part. = Participation
PEN = Peruvian nuevos soles
PHP = Philippine pesos
PIK = Payment In Kind
Ref. = Refunding
Rev. = Revenue
RSC = Restricted Scope Company
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
TBA = To be announced
THB = Thai baht
TIIE = Interbank Equilibrium Interest Rate
TONAR = Tokyo Overnight Average Rate
USD = U.S. dollars
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP3-112-1124
American Funds Strategic Bond Fund — Page 51 of 51